Registration No. 333-105897

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /   /

PRE-EFFECTIVE AMENDMENT NO._1__                                   / X /
                            -

POST-EFFECTIVE AMENDMENT NO.__                                    /   /
                              --

                        OPPENHEIMER SERIES FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                   Senior Vice President & General Counsel
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10148
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and
Class Y shares of Oppenheimer Series Fund, Inc.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.

The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration
Statement shall thereafter become effective in accordance with section 8(a)
of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section
8(a), shall determine.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Trinity Value Fund and Prospectus for
Oppenheimer Value Fund

Part B

Statement of Additional Information--Incorporated by reference to Part B filed with the Initial Registration Statement on June 6, 2003

Part C

Other Information
Signatures
Exhibits

                                  FORM N-14
                            OPPENHEIMER VALUEFUND
                            CROSS REFERENCE SHEET

Part A of Form N-14

Item No.    Proxy Statement and Prospectus Heading and/or Title of Document
--------    ---------------------------------------------------------------
1.    (a)   Cross Reference Sheet.
(b)   Front Cover Page.
2.    (a)   *
(b)   Table of Contents.
3.    (a)   Synopsis.
      (b)   Comparative Fee Tables.
(c)   Principal Risk Factors.
4.    (a)   Synopsis;   Approval  or  Disapproval  of  the  Reorganization  of
            Oppenheimer Trinity Value Fund into Oppenheimer Value Fund.
5.    (a)   Method of Carrying Out the Reorganization; Additional Information.
(b)   Approval or Disapproval of the Reorganization - Capitalization Table.
(c)   Statement of Additional  Information of Oppenheimer Value Fund (see Part
            B);  Annual  Report  of  Oppenheimer  Value  Fund  (see  Part  B);
            Semi-Annual Report of Oppenheimer Value Fund (see Part B).
6.    Synopsis;   Comparison  Between   Oppenheimer  Trinity  Value  Fund  and
            Oppenheimer Value Fund.
7.          *
8.    (a)   *
(b)   *
9.          *

Part B of Form N-14--Incorporated by reference to Part B filed with the
Initial Registration Statement on June 6, 2003

Item No.    Statement  of  Additional  Information  Heading  and/or  Title of
--------    ------------------------------------------------------------------
Document
--------
10.         Cover Page.
11.         Table of Contents.
12.   (a)   Statement of Additional Information of Oppenheimer Value Fund.
      (b)   *
13.   (a)   Statement of Additional  Information of Oppenheimer  Trinity Value
            Fund.
      (b)   *
14.         Annual Report of Oppenheimer Value Fund at August 31, 2002;
            Semi-Annual  Report of  Oppenheimer  Value  Fund at  February  28,
            2003;
            Annual Report of Oppenheimer Trinity Value Fund at July 31, 2002;
            Semi-Annual  Report of  Oppenheimer  Trinity Value Fund at January
            31, 2003.

Part C of Form N-14

Item No.    Other Information Heading
--------    -------------------------
15.         Indemnification.
16.         Exhibits.
17.         Undertakings.

---------------
* Not Applicable or negative answer                                     211
Form N-14

John V. Murphy
--------------
President &                                     OppenheimerFunds Logo
Chief Executive Officer                         498 Seventh Avenue, 10th Floor
                                                  New York, NY 10018
                                                 800.225.5677
                                                 www.oppenheimerfunds.com

                                                August 4, 2003

Dear Oppenheimer Trinity Value Fund Shareholder,

One of the things we are proud of at OppenheimerFunds,  Inc. is our commitment to our Fund  shareholders.  I am  writing to you today to let you know about a positive change that has been proposed for Oppenheimer Trinity Value Fund.

After  careful  consideration,  the Board of Trustees has  determined  that it would be in the best interest of  shareholders  of  Oppenheimer  Trinity Value
Fund  ("Trinity  Value Fund") to  reorganize  into another  Oppenheimer  fund,
Oppenheimer  Value  Fund  ("Value  Fund").  A  shareholder  meeting  has  been scheduled in October,  and all Trinity Value Fund shareholders of record as of
June 18th are  being  asked to vote  either  in  person  or by  proxy,  on the proposed  reorganization.  You will  find a notice  of the  meeting,  a ballot card, a proxy statement detailing the proposal,  a Value Fund prospectus and a postage-paid return envelope enclosed for your use.

Why does the Board of Trustees recommend this change?
-----------------------------------------------------

The proposal  would  reorganize  the Trinity  Value Fund into the larger Value
Fund which has a comparable  investment objective and lower expenses.  Trinity
Value Fund and Value Fund have similar  investment  objectives.  Trinity Value
Fund's  investment  objective  is to seek  long-term  Value of capital.  Value
Fund's  investment  objective is to seek a high total return. In seeking their investment  objectives,  Trinity  Value Fund and Value Fund  utilize a similar investing  strategy.  Trinity  Value Fund  invests in common  stocks  that are included in the S&P 500. Value Fund currently  invests mainly in common stocks of U.S. companies of different  capitalization  ranges,  presently focusing on large-capitalization  issuers.  Both  funds are  managed  with a  quantitative investment  process.  Both Funds  invest in a similar  universe of  companies, although Value has a larger potential investment universe.

Among other factors,  the Trinity Value Fund Board considered that the expense ratio of Value  Fund has been lower than the  expense  ratio of Trinity  Value
Fund.   Although  past  performance  is  not  predictive  of  future  results, shareholders  of  Trinity  Value  Fund  would  have an  opportunity  to become shareholders of a fund with a better long-term performance history.

How do you vote?

No matter  how large or small  your  investment,  your vote is  important,  so please review the proxy statement  carefully.  To cast your vote, simply mark, sign and date the  enclosed  proxy  ballot and  return it in the  postage-paid envelope today.  Remember,  it can be costly for the Fund--and  ultimately for you as a  shareholder--to  remail ballots if not enough responses are received to conduct the meeting.

If you have any  questions  about the  proposal,  please  feel free to contact
your  financial  advisor  or  call  us  at   1.800.225.5677.   As  always,  we
appreciate  your  confidence in  OppenheimerFunds  and look forward to serving you for many years to come.

                                          Sincerely,

                                          John V. Murphy

Enclosures

 OPPENHEIMER TRINITY VALUE FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018

                                1.800.780.7780

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON SEPTEMBER 12, 2003

    To the Shareholders of Oppenheimer Trinity Value Fund:

    Notice is hereby given that a Special  Meeting of the  Shareholders  of
    Oppenheimer  Trinity Value Fund  ("Trinity  Value Fund"),  a registered investment  management company,  will be held at 6803 South Tucson Way,
    Centennial,  CO 80112 at 1:00 P.M.,  Mountain  time,  on September  12,
    2003, or any adjournments  thereof (the  "Meeting"),  for the following purposes:

    1.  To  approve  an  Agreement  and  Plan  of  Reorganization   between
    Oppenheimer  Trinity Value Fund ("Trinity  Value Fund") and Oppenheimer
    Value Fund ("Value Fund"), and the transactions  contemplated  thereby, including (a) the transfer of  substantially  all the assets of Trinity
    Value  Fund to Value  Fund in  exchange  for Class A, Class B, Class C,
    Class N and  Class Y shares  of Value  Fund,  (b) the  distribution  of these  shares  of Value  Fund to the  corresponding  Class A,  Class B,
    Class C,  Class N and Class Y  shareholders  of  Trinity  Value Fund in complete  liquidation  of Trinity  Value Fund and (c) the  cancellation of the  outstanding  shares of Trinity Value Fund (all of the foregoing being referred to as the "Proposal").

    2. To act upon such  other  matters  as may  properly  come  before the
    Meeting.

    Shareholders  of record at the  close of  business  on July 9, 2003 are entitled  to notice of, and to vote at, the  Meeting.  The  Proposal is more fully  discussed in the  Prospectus  and Proxy  Statement.  Please read it carefully  before  telling us, through your proxy or in person, how you  wish  your  shares  to be  voted.  The  Board of  Trustees  of
    Trinity  Value  Fund  recommends  a vote in favor of the  Proposal.  WE
    URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

    By Order of the Board of Trustees,
    Robert G. Zack, Secretary

    July 18, 2003
    [381]

    Shareholders  who do not expect to attend the  Meeting  are  requested  to indicate  voting  instructions on the enclosed proxy and to date, sign and
    return   it  in  the   accompanying   postage-paid   envelope.   To  avoid
    unnecessary  duplicate  mailings,  we ask  your  cooperation  in  promptly mailing your proxy no matter how large or small your holdings may be.

    As with all mutual funds,  the Securities and Exchange  Commission has not approved or  disapproved  these  securities or passed upon the adequacy of this Prospectus and Proxy Statement.  Any  representation  to the contrary is a criminal offense.

 Proxy Card

                        Oppenheimer Trinity Value Fund

    Proxy For a Special Shareholders Meeting of shareholders To Be Held on
                              September 12, 2003

The undersigned,  revoking prior proxies, hereby appoints Brian Wixted, Philip
Vottiero,   Kate   Ives  and   Philip   Masterson,   and  each  of  them,   as
attorneys-in-fact  and  proxies  of  the  undersigned,   with  full  power  of
substitution,  to vote  shares  held in the  name  of the  undersigned  on the record date at the Special  Meeting of  Shareholders  of  Oppenheimer  Trinity
Value  Fund (the  "Fund")  to be held at 6803 South  Tucson  Way,  Centennial,
Colorado,  80112, on September 12, 2003, at 1:00 P.M. Mountain time, or at any adjournment  thereof,  upon the  proposals  described in the Notice of Meeting and accompanying Proxy Statement, which have been received by the undersigned.

This proxy is solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal  (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees.  When properly executed, this proxy will be voted as indicated on the reverse  side or "FOR" a proposal if no choice is  indicated.
The proxy will be voted in  accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:  1-800-597-7836
                              CONTROL NUMBER:  999  9999  9999  999

                              Note:  Please  sign this  proxy  exactly as your
                              name or names  appear  hereon.  Each joint owner
                              should  sign.  Trustees  and  other  fiduciaries
                              should  indicate  the  capacity  in  which  they
                              sign.  If a  corporation,  partnership  or other
                              entity,  this signature should be that of a duly
                              authorized  individual  who should  state his or
                              her title.

                              Signature

                              Signature of joint owner, if any

                              Date

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE

The Proposal:

To approve an Agreement and Plan of Reorganization  between  Oppenheimer Value
Fund ("Value  Fund"),  and  Oppenheimer  Trinity  Value Fund  ("Trinity  Value
Fund") and the transactions contemplated thereby,  including: (a) the transfer of  substantially  all the  assets  of  Trinity  Value  Fund to Value  Fund in exchange  for Class A,  Class B,  Class C, Class N and Class Y shares of Value
Fund, (b) the  distribution of such shares of Value Fund to the  corresponding
Class A, Class B, Class C, Class N and Class Y  shareholders  of Trinity Value
Fund in complete  liquidation of Trinity Value Fund, and (c) the  cancellation of the outstanding shares of Trinity Value Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

FOR [___]               AGAINST [___]           ABSTAIN [___]

 [OPPENHEIMER VALUE FUND]
           498 Seventh Avenue, 10th Floor, New York, New York 10018
                       {1-800-525-7048} [1.800.708.7780]

                   COMBINED PROSPECTUS AND PROXY STATEMENT
                          DATED JULY {5} [18], 2003

         Acquisition of the Assets of OPPENHEIMER TRINITY VALUE FUND
           [498 Seventh Avenue, 10th Floor, New York, New York 10018
                                1.800.708.7780]

 By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                            OPPENHEIMER VALUE FUND

      This combined  Prospectus and Proxy Statement  solicits proxies from the shareholders  of Oppenheimer  Trinity Value Fund ("Trinity  Value Fund") to be
voted at a Special  Meeting of  Shareholders  (the  "Meeting")  to approve the
Agreement and Plan of Reorganization (the "Reorganization  Agreement") and the
transactions  contemplated  thereby  (the  "Reorganization")  between  Trinity
Value  Fund  and  Oppenheimer   Value  Fund  ("Value  Fund")[,   a  series  of
Oppenheimer  Series Fund,  Inc]. This combined  Prospectus and Proxy Statement constitutes  the  Prospectus of Value Fund and the Proxy  Statement of Trinity
Value  Fund filed on Form N-14 with the  Securities  and  Exchange  Commission
("SEC"). If shareholders vote to approve the Reorganization  Agreement and the
Reorganization,  the net assets of Trinity  Value Fund will be acquired by and in  exchange  for  shares  of  Value  Fund.  The  Meeting  will be held at the offices of  OppenheimerFunds,  Inc. at 6803 South Tucson Way,  Centennial,  CO
80112  on  September  12,  2003 at 1:00  P.M.  Mountain  time.  The  Board  of
Trustees  of  Trinity  Value  Fund is  soliciting  these  proxies on behalf of
Trinity Value Fund.  This Prospectus and Proxy Statement will first be sent to shareholders on or about August 4, 2003.

      If the shareholders vote to approve the  Reorganization  Agreement,  you will  receive  Class A shares of Value  Fund equal in value to the value as of the  Valuation  Date [(the  business  day  preceding  the closing  date of the
Reorganization,  as  such  term  is  defined  in the  Agreement  and  Plan  of
Reorganization  attached  hereto  as  Exhibit  A)] of your  Class A shares  of
Trinity  Value Fund;  Class B shares of Value Fund equal in value to the value as of the Valuation  Date of your Class B shares of Trinity Value Fund;  Class
C shares of Value  Fund equal in value to the value as of the  Valuation  Date of your Class C shares of  Trinity  Value  Fund;  Class N shares of Value Fund equal  in value  to the  value as of the  Valuation  Date  {(as  such  term is defined  in the  Agreement  and  Plan of  Reorganization  attached  hereto  as
Exhibit A)} of your Class N shares of Trinity  Value Fund;  and Class Y shares of Value  Fund  equal in value to the value as of the  Valuation  Date of your
Class Y shares  of  Trinity  Value  Fund.  Trinity  Value  Fund  will  then be liquidated and  de-registered  under the  Investment  Company Act of 1940 (the
"Investment  Company  Act").  { Value Fund will retain its name  following the
Reorganization.}

      Value Fund's investment  objective {seeks} [is to seek] long-term growth of capital by  investing  primarily in common  stocks with low  price-earnings ratios and better-than-anticipated  earnings. Realization of current income is a  secondary  consideration.  The Fund may invest  mainly in common  stocks of different  capitalization  ranges.  The Fund also can buy  other  investments,
including   preferred   stocks,   {rights  and}  [right,]   warrants  {and}[,]
convertible debt securities {;} and securities of U.S. and foreign  companies, although there are limits on the Fund's investments in foreign securities.

This Prospectus and Proxy Statement gives  information about Class A, Class B,
Class C, Class N and Class Y shares of Value Fund that you should  know before investing.  You  should  retain  it  for  future  reference.  A  Statement  of
Additional  Information  relating  to the  Reorganization  described  in  this
Prospectus  and Proxy  Statement,  dated July {5,} [18,]  2003{,}  (the "Proxy
Statement of Additional  Information")  has been filed with the Securities and
Exchange  Commission  ("SEC") as part of the  Registration  Statement  on Form
N-14 (the "Registration  Statement") and is incorporated  herein by reference.
You may receive a copy by {written  request to the Transfer Agent or} [writing
OppenheimerFunds  Services (the  "Transfer  Agent") at P.O. Box 5270,  Denver,
Colorado  80217,] by calling  toll-free as detailed above.  {The Proxy} [That]
Statement of  Additional  Information  includes the following  documents:  (i)
Annual Report [and  Semi-Annual  Report] as of October 31, 2002 [and April 30,
2003,  respectively,]  of Value  Fund;  (ii)  Annual  Report  and  Semi-Annual
{Reports}  [Report],  as of July 31, 2002 and January 31, 2003,  respectively, of  Trinity  Value  Fund;  (iii)  the  {Value  Fund  Statement  of  Additional
Information;  and (iv) Trinity Value Fund  }[Prospectus  of Trinity Value Fund
dated  September 24, 2002, as  supplemented  May 14, 2003; (iv) the] Statement of Additional  Information [of Trinity Value Fund dated September 24, 2002, as revised  October 15, 2002,  and as  supplemented  March 31, 2003;  and (v) the
Statement of Additional  Information of Value Fund dated December 23, 2002, as revised January 15, 2003, and as supplemented July 17, 2003].

      The  Prospectus  of Value Fund dated  December 23, 2002 is {attached to}
[enclosed] and [is]  considered a part of this  Prospectus and Proxy Statement and is intended to provide you with information about Value Fund.

      {The following  documents have been filed with the SEC and are available
without  charge  upon  written  request  to  OppenheimerFunds   Services  (the
"Transfer  Agent") or by calling  the  toll-free  number  shown  above:  (i) a
Prospectus for Trinity Value Fund,  dated  September 24, 2002, as supplemented
November  1,  2002 and  January  17,  2003;  (ii) a  Statement  of  Additional
Information  for Trinity  Value Fund,  dated  September  24, 2002,  as revised
October 15, 2002, and as supplemented  January 2, 2003 and March 31, 2003; and
(iii) a Statement of Additional  Information  for Value Fund,  dated  December
23, 2002, as revised  January 15, 2003 and as  supplemented  February 19, 2003 and March 31, 2003.}

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other U.S.  government  agency.  Mutual fund shares involve  investment  risks including the possible loss of principal.

    As with all mutual funds,  the Securities and Exchange  Commission has not approved or  disapproved  these  securities or passed upon the adequacy of this Prospectus and Proxy Statement.  Any  representation  to the contrary is a criminal offense.

This Prospectus and Proxy Statement is dated July {5} [18], 2003.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                        Page
                                                                        ----
Synopsis
      What am I being asked to vote on?.........................................................   6
      What  are  the  general   tax   consequences   of  the   Reorganization?
.........................   7
Comparisons of Some Important Features
      How do the  investment  objectives  and  policies of the Funds  compare?
................  7
      Who manages the Funds?..................................................................... 8
      What are the fees and expenses of each Fund and those expected after the
         Reorganization?.............................................................................    8
      Where  can  I  find  more   financial   information   about  the  Funds?
..........................   13
      [What  are  the   capitalizations  of  the  Funds  and  what  would  the
      capitalizatons be after the Reorganization?....................................................................................]

            Purchases,  Redemptions,  Exchanges and other Shareholder Services
...........  21
            Dividends and Distributions..........................................................  21
      What are the Principal Risks of an Investment in Value Fund?...........   21
Reasons for the Reorganization
Information about the Reorganization

      What  should I know about Class A, Class B, Class C, Class N and Class Y
      shares of Value Fund?..................................................................   25
{What are the  capitalizations of the Funds and what might the capitalizations be after the
Reorganization?..............................................................................25
}Comparison of Investment Objectives and Policies
      Are there any significant  differences between the investment objectives and strategies of
         the Funds?.....................................................................................   27
      What are the main risks  associated  with [an]  investment in the Funds?
......................   27
      How do the investment policies of the Funds compare?.................................. .    27
      What  are  the  fundamental   investment   restrictions  of  the  Funds?
.........................   29
      How do the  Account  Features  and  Shareholder  Services  for the Funds

Voting Information
      How many votes are  necessary  to approve the  Reorganization  Agreement?
............      33
      How do I ensure my vote is accurately recorded?.........................................       34
      Can I revoke my proxy?.....................................................................      34
      What  other  matters  will be  voted  upon at the  Meeting?.................................
34

Information about Value Fund
Information about Trinity Value Fund
Principal Shareholders
Exhibit A - Agreement and Plan of  Reorganization  by and between  Oppenheimer
Trinity Value Fund{,} and Oppenheimer Value Fund

{Enclosures} [Enclosure]:
Prospectus of Oppenheimer Value Fund, dated December 23, 2002.

[Separately Available:]
Annual Report of Oppenheimer Value Fund, dated October 31, 2002 [and
Semi-Annual Report, dated April 30, 2003 (both reports are available without charge upon request by calling 1.800.708.7780)].

                                   SYNOPSIS

      This is only a summary  and is  qualified  in its  entirety  by the more detailed  information  contained  in or  incorporated  by  reference  in  this
Prospectus and Proxy  Statement and by the  Reorganization  Agreement which is attached as Exhibit A.  Shareholders  should  carefully review this Prospectus and Proxy  Statement and the  Reorganization  Agreement in their entirety and, in particular,  the current  Prospectus of Value Fund which  accompanies  this
Prospectus and Proxy Statement and is incorporated herein by reference.

      [If shareholders of Trinity Value Fund approve the  Reorganization,  the net  assets of  Trinity  Value  Fund will be  transferred  to Value  Fund,  in exchange  for an equal  value of shares  of Value  Fund.  The  shares of Value
Fund will then be distributed to Trinity Value Fund  shareholders  and Trinity
Value Fund will be  liquidated.  As a result of the  Reorganization,  you will cease to be a shareholder  of Trinity Value Fund and will become a shareholder of Value Fund.  This  exchange will occur on the Closing Date (as such term is defined  in the  Agreement  and  Plan of  Reorganization  attached  hereto  as
Exhibit A) of the Reorganization.]

      Shareholders  of Trinity  Value Fund holding  certificates  representing their  shares  will  not  be  required  to  surrender  their  certificates  in connection  with the  reorganization.  However,  former {Class A} shareholders of Trinity  Value  Fund whose  shares are  represented  by  outstanding  share certificates  will not be  allowed  to  redeem  {or  exchange}[,  transfer  or pledge]  class shares of Value Fund they receive in the  Reorganization  until the {certificates for the} exchanged  Trinity Value Fund  [certificates]  have been returned to the Transfer Agent.

What am I being asked to vote on?

      Your Fund's investment manager, OppenheimerFunds,  Inc. (the "Manager"), proposed  to the Board of  Trustees a  reorganization  of your  Fund,  Trinity
Value Fund,  with and into  {Oppenheimer}  Value Fund so that  shareholders of
Trinity  Value Fund may become  shareholders  of a  substantially  larger fund advised by the same investment advisor with generally historically  comparable performance, and investment objectives,  policies, and strategies very similar to those of their current  Fund.  {In  addition,  portfolio  management of the surviving  Value Fund will be the same one that manages  Trinity  Value Fund.}
The Board also  considered  the fact that the surviving fund has the potential for lower overall operating expenses.  In addition,  the Board considered that both Funds have Class A, Class B, Class C, Class N and Class Y shares  offered under  identical  sales charge  arrangements.  The Board also  considered that the Reorganization would be a tax-free  reorganization,  and there would be no sales charge  imposed in effecting  the  Reorganization.  In addition,  due to the relatively moderate costs of the reorganization,  the Boards of both Funds concluded  that  neither  Fund would  experience  dilution  as a result of the
Reorganization.

      A  reorganization  of  Trinity  Value  Fund with and into  Value Fund is recommended  by the  Manager  based on the fact  that  both  Funds  have  very similar investment policies, practices and objectives.

      At a meeting  held on April 17,  2003,  the Board of Trustees of Trinity
Value Fund  approved a  reorganization  transaction  that will, if approved by shareholders,  result in the transfer of the net assets of Trinity  Value Fund to Value  Fund,  in exchange  for an equal value of shares of Value Fund.  The shares  of  Value  Fund  will  then  be  distributed  to  Trinity  Value  Fund shareholders  and Trinity  Value Fund will be  liquidated.  As a result of the
Reorganization,  you will cease to be a shareholder  of Trinity Value Fund and will become a  shareholder  of Value  Fund.  This  exchange  will occur on the
Closing  Date  [as  such  term  is  defined  in  the  Agreement  and  Plan  of
Reorganization attached hereto as Exhibit A] of the Reorganization.

      Approval of the Reorganization  means you will receive Class A shares of
Value Fund equal in value to the value as of the Valuation  Date of your Class
A shares of Trinity  Value  Fund;  Class B shares of Value Fund equal in value to the value as of the Valuation  Date of your Class B shares of Trinity Value
Fund;  Class C shares  of  Value  Fund  equal in value to the  value as of the
Valuation  Date of your Class C shares of Trinity  Value Fund;  Class N shares of Value  Fund  equal in value to the value as of the  Valuation  Date of your
Class N shares of Trinity  Value Fund;  and Class Y shares of Value Fund equal in value as of the  Valuation  Date of your  Class Y shares of  Trinity  Value
Fund.  The  shares you  receive  will be issued at net asset  value  without a sales charge or the payment of a  contingent  deferred  sales charge  ("CDSC")
although  if your  shares of Trinity  Value Fund are  subject to a CDSC,  your
Value Fund shares will  continue to be subject to the same CDSC  applicable to your {shares.}  [Trinity  Value Fund shares.  The period during which you held your  Trinity  Value  shares  will  carryover  to your Value  Fund  shares for purposes  of  determining  applicable  holding  periods,  including  the  CDSC holding period.]

      For the  reasons  set  forth  in the  "Reasons  for the  Reorganization"
section,   the  Board  of  Trinity   Value  Fund  has   determined   that  the
Reorganization  is in the best interests of the  shareholders of Trinity Value
Fund.{  The  Board  concluded  that no  dilution  in  value  would  result  to shareholders of Trinity Value Fund as a result of the Reorganization.}

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is  expected  that  shareholders  of Trinity  Value Fund who are U.S.
citizens will not recognize any gain or loss for federal  income tax purposes, as a result of the  exchange  of their  shares for shares of Value  Fund.  You should,  however,  consult your tax advisor  regarding the effect,  if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax advisor about state and local tax  consequences.  For further information about the tax consequences of the  Reorganization,  please see the
"Information   {About}   [about]   the   Reorganization--What   are  the   {Tax
Consequences} [tax consequences] of the Reorganization?"

                    COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

      Trinity Value Fund and Value Fund have the same investment  objective--to seek long-term  growth of capital [by investing in companies the Fund believes are undervalued].  In seeking their investment objectives,  Trinity Value Fund and Value  Fund  utilize a similar  investing  strategy.  Trinity  Value  Fund invests in common stocks that are included in the S&P  500/Barra  Value Index, a subset of stocks  included  in the S&P [500]  Index.  Value  Fund  currently
invests   primarily   in  common   stocks   [of  U.S.   companies]   with  low
price-earnings  ratios  and  better-than-anticipated  earnings.  {However,  in practice,  the Oppenheimer  Value Fund's  investments  are typically  selected among stocks in the S&P 500/Barra  Value Index.} Trinity Value Fund is managed with a  quantitative  investment  process;  Oppenheimer  Value Fund is managed with a fundamental "bottom up" investment style.

      Please refer to the Annual and  Semi-Annual  Reports of both Funds for a complete listing of the investments for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the business and affairs of each Fund is the  responsibility  of  the  Manager.  Trinity  Value  Fund  is  an  open-end diversified  investment  management  company  {with  an  unlimited  number  of authorized  shares  of  beneficial  interest}  organized  as  a  Massachusetts business  trust on May 6, 1999. It commenced  operations on September 1, 1999.
Trinity  Value Fund is governed by a Board of Trustees,  which is  responsible
for  protecting  the  interests  of  shareholders  under   Massachusetts  law.
Trinity  Value Fund is  located  at 498  Seventh  Avenue,  New York,  New York
10018.

      Value  Fund{,  a  series}  [is  one of  two  investment  portfolios,  or
"series,"]  of  Oppenheimer  Series Fund,  Inc.  {is an open-end,  diversified investment  management  company with an unlimited number of authorized  shares
of  beneficial   interest}  [That  corporation  is  an  open-end,   management
investment  company  ]organized  as a Maryland  {Corporation  on September 30,
1996}  [corporation  in 1981,  and was called  Connecticut  Mutual  Investment
Accounts,  Inc.  until  March 18,  1996,  when the  Manager  became the Fund's investment  advisor.  Value Fund is a  diversified  mutual fund.  On March 18,
1996 the Fund  changed  its name from  Connecticut  Mutual  Growth  Account to
Oppenheimer  Disciplined  Value Fund and effective March 1, 2001  subsequently changed its name to  Oppenheimer  Value  Fund].  It  commenced  operations  on
September  16,  1985.  Value  Fund  is  governed  by  a  Board  of  {Trustees}
[Directors],   which  is   responsible   for   protecting   the  interests  of
shareholders  under  {Massachusetts}  [Maryland] law. Value Fund is located at
498 Seventh Avenue, New York, New York 10018.

      The Manager,  located at 498 Seventh  Avenue,  New York, New York 10018, acts as  investment  advisor  to both  Funds.  The  members  of the  portfolio management  team for Trinity  Value  Fund,  Blake Gall and Daniel  Burke,  are
employees of Trinity Investment Management Corporation,  the {fund's} [Fund's]
Sub-Advisor.  They have been the  portfolio  managers  for the Fund  since the
Fund's commencement of operations on September 1, 1999.

      The portfolio manager for Value Fund is Christopher  Leavy. Mr. Leavy is
Senior Vice President  since  September  2000 of the Manager;  an officer of 6 portfolios in the  OppenheimerFunds  complex;  prior to joining the Manager in
September  2000,  he was a  portfolio  manager of Morgan  Stanley  Dean Witter
Investment Management from 1997 to September 2000.

      Additional  information  about the Funds  and the  Manager  is set forth below in "Comparison of Investment Objectives and Policies."

What are the Fees and Expenses of each Fund and those expected after the
Reorganization?

      Trinity  Value  Fund and  Value  Fund  each pay a  variety  of  expenses directly for management of their assets,  administration  and  distribution of their  shares and other  services.  Those  expenses are  subtracted  from each
Fund's   assets  to   calculate   the  fund's  net  asset  values  per  share.
Shareholders  pay these expenses  indirectly.  Shareholders pay other expenses directly, such as sales charges.

The following  tables are provided to help you understand and compare the fees and expenses of  investing  in shares of Trinity  Value Fund with the fees and expenses of investing in shares of Value Fund.  The pro forma  expenses of the surviving  Value Fund show what the fees and expenses are expected to be after giving effect to the  Reorganization.  { All amounts shown are a percentage of net assets of each class of shares of the Funds.}

                                  FEE TABLE
                    For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Value Fund  Value Fund Class A   Surviving Value
                       Class A shares      Shares               Fund Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on
  purchases  (as a            5.75%               5.75%                5.75%
   % of offering
  price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)
  (as a % of the
  lower of the
  original offering           None1               None1                None1
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.625%              0.625%
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.22%               0.24%                0.24%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             0.90%               0.34%                0.34%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.87%               1.21%                1.21%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Value Fund  Value Fund Class B   Surviving Value
                       Class B shares      Shares               Fund Class B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          5%2                 5%2                  5%2
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.625%              0.625%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.12%               0.45%                0.45%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.87%               2.08%                2.08%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                               Pro Forma
                       Trinity Value Fund  Value Fund Class C  Surviving Value
                       Class C Shares      Shares              Fund
                                                               Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a  %
  of offering price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%3                 1%3                 1%3
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%              0.625%              0.625%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%               1.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.97%               0.42%               0.42%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.72%               2.05%               2.05%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Value Fund  Value Fund Class N   Surviving Value
                       Class N shares      Shares               Fund Class N
                                                                shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%5                 1%5                 1%5
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.625%              0.625%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.50%               0.50%               0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.94%               0.48%               0.48%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.19%               1.61%               1.61%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Value Fund  Value Fund Class Y   Surviving Value
                       Class Y Shares      Shares               Fund Class Y Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)         None                None                None
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%              0.625%              0.625%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees         N/A                 N/A                 N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.50%               1.60%               1.60%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.25%               2.23%               2.23%
-----------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more  ($500,000  for  retirement  plan  accounts)  of Class A shares. See "How to Buy Shares" in each Fund's Prospectus.
2. Applies  to  redemptions   within  the  first  year  after  purchase.   The
contingent  deferred  sales  charge  declines  to 1% in the sixth  year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Other Expenses  include  transfer  agent fees and custodial,  accounting and legal  expenses  [and are based on,  among other  things,  the fees the
   Funds  would  have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit these fees to
   0.25% of  average  daily  net  assets  per  fiscal  year for Class Y shares effective  January 1, 2001 through October 31, 2002, 0.35% of average daily net assets per fiscal year for Class Y shares  effective  November 1, 2002, and  0.35% of  average  daily  net  assets  per  fiscal  year for all other classes effective October 1, 2001].
5.    Applies to shares redeemed  within 18 months of retirement  plan's first purchase of Class N shares.

{The 12b-1 fees for Class A shares of both Trinity Value Fund and Value Fund are service plan fees which are a maximum of 0.25% of average annual net assets of Class A shares. The 12b-1 fees for Class B, Class C and Class N shares of both Funds are Distribution and Service Plan fees which include a service fee of 0.25% of average annual net assets, and an asset-based sales charge for Class B and Class C shares of 0.75% and an asset-based sales charge of 0.25% for Class N shares of the average net assets. }

Examples
--------

      These  examples  below  are  intended  to help you  compare  the cost of investing in each Fund and the proposed  surviving Value Fund.  These examples assume  an  annual  return  for  each  class  of 5%,  the  operating  expenses described above and reinvestment of your dividends and distributions.

      Your  actual  costs may be higher or lower  because  expenses  will vary
over  time.  For  each  $10,000  investment,   you  would  pay  the  following
projected  expenses  if you sold your  shares  after the number of years shown
[or held  your  shares  for the  number  of  years  shown  without  redeeming, according to the following examples].

12 Months Ended 3/31/03
-----------------------
                              Trinity Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $754            $1,129          $1,528         $2,639
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $790            $1,189          $1,713         $2,7391
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $375            $844            $1,440         $3,051
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $322            $685            $1,175         $2,524
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $127            $397            $686           $1,511
-----------------------------------------------------------------------------------------

                              Trinity Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $754            $1,129          $1,528         $2,639
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $290            $889            $1,513         $2,7391
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $275            $844            $1,440         $3,051
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $222            $685            $1,175         $2,524
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $127            $397            $686           $1,511
-----------------------------------------------------------------------------------------

                                  Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $691            $937            $1,202         $1,957
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $711            $952            $1,319         $1,9831
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $308            $643            $1,103         $2,379
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $264            $508            $876           $1,911
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $226            $697            $1,195         $2,565
-----------------------------------------------------------------------------------------

                                  Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $691            $937            $1,202         $1,957
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $211            $652            $1,119         $1,9831
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $208            $643            $1,103         $2,379
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $164            $508            $876           $1,911
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $226            $697            $1,195         $2,565
-----------------------------------------------------------------------------------------

                        Pro Forma Surviving Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $691            $937            $1,202         $1,957
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $711            $952            $1,319         $1,9831
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $308            $643            $1,103         $2,379
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $264            $508            $876           $1,911
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $226            $697            $1,195         $2,565
-----------------------------------------------------------------------------------------

                        Pro Forma Surviving Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $691            $937            $1,202         $1,957
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $211            $652            $1,119         $1,9831
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $208            $643            $1,103         $2,379
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $164            $508            $876           $1,911
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $226            $697            $1,195         $2,565
-----------------------------------------------------------------------------------------
In the {first  example}["if shares are redeemed"  examples],  expenses include the initial  sales charge for Class A and the  applicable  Class B, Class C or
Class N contingent  deferred sales charge. In the {second  example}["if shares are not redeemed" examples],  the Class A expenses include the [initial] sales charge,  but  Class  B,  Class  C and  Class N  expenses  do not  include  the contingent deferred sales charges.
1 Class B  expenses  for  years 7 through  10 are  based on Class A  expenses, since Class B shares  automatically  convert to Class A after 6 years.  [There are no sales charges for Class Y shares.]

Where can I find more financial information about the Funds?

      Performance  information  for both Value Fund and Trinity  Value Fund is set  forth in each  Fund's  Prospectus  under the  section  "The  Fund's  Past
Performance."  Value Fund's  Prospectus  accompanies this Prospectus and Proxy
Statement and is incorporated by reference.

      The financial  statements of Value Fund and additional  information with respect to its  performance  during its fiscal  year ended  October  31,  2002
[(and its six month  semi-annual  period ended April 30,  2003)],  including a discussion of factors that  materially  affected its  performance and relevant market  conditions,  is  set  forth  in  Value  Fund's  Annual  {Report}  [and
Semi-Annual  Reports] dated as of October 31, 2002{, that is included in} [and
April  30,  2003,  respectively,  that  are part of] the  Proxy  Statement  of
Additional  Information and incorporated  herein by reference.  {This document is} [These  documents  are]  available  upon  request.  See  section  entitled
"Information About Value Fund."

      The  financial   statements   of  Trinity  Value  Fund  and   additional
information  with  respect to the Fund's  performance  during its fiscal  year ended July 31, 2002 (and the six month  semi-annual  period ended  January 31,
2003),  including  a  discussion  of  factors  that  materially  affected  its performance  and relevant  market  conditions,  is set forth in Trinity  Value
Fund's  Annual and  Semi-Annual  Reports dated as of July 31, 2002 and January
31, 2003,  respectively,  that are {included in} [part of] the Proxy Statement
of  Additional  Information  and  incorporated  herein  by  reference.   These
documents  are  available  upon  request.  See section  entitled  "Information
About Trinity Value Fund."

      {How have the Funds performed?

      Past  performance  information  for  each  Fund  is  set  forth  in  its respective  Prospectus:  (i) a bar chart  detailing  annual  total  returns of
Class A shares of each Fund as of December  31st for each of the full calendar years since each Fund's inception;  and (ii) a table detailing how the average annual  total  returns of Value  Fund's Class A, Class B, Class C, Class N and
Class Y shares  compare  to those of the  Standard  &  Poor's  500  Index,  an unmanaged index of U.S. equity securities;  and how Trinity Value Fund's Class
A, Class B, Class C, Class N and Class Y average annual total returns  compare to those of the S&P 500 Index.  Past performance is no guarantee of how a fund will perform in the future.
      Calendar year average  annual total returns for the Funds for the period ended December 31, 2002, are as follows:

      [See  appendix to Prospectus  and Proxy  statement for data in bar chart showing annual total returns for Oppenheimer Trinity Value Fund.]

      Sales  charges are not  included in the  calculations  of return in this bar chart, and if those charges were included,  the returns would be less than those shown.
      For the period from 1/1/03 through  3/31/03 the  cumulative  return (not annualized) for Class A shares before taxes was 6.61%.
      During  the  period  shown in the bar  chart,  the  highest  return  for
Oppenheimer  Trinity Value Fund (not  annualized)  for a calendar  quarter was
10.10%  (3rd  Q'00) and the  lowest  return  (not  annualized)  for a calendar quarter was -20.57% (3rd Q'02).

      [See  appendix to Prospectus  and Proxy  statement for data in bar chart showing annual total returns for Oppenheimer Value Fund.]

      Sales  charges are not  included in the  calculations  of return in this bar chart, and if those charges were included,  the returns would be less than those shown.
      For the period from 1/1/03 through  3/31/03 the  cumulative  return (not annualized) for Class A shares before taxes was 5.27%.
      During  the  period  shown in the bar  chart,  the  highest  return  for
Oppenheimer  Value Fund (not  annualized)  for a calendar  quarter  was 18.26%
(4Q'98) and the lowest  return  (not  annualized)  for a calendar  quarter was
16.69% (3Q'01).

      Average  annual  total  returns  for  the  Funds  for the  period  ended
December 31, 2002 are as follows:

      Trinity Value Fund Past 1-year Past 5-years Past 10-years  Trinity Value
Fund Class A Shares Return Before Taxes  (inception  9/1/99) -27.63%  -10.12%*
N/A Class A Shares  Return  After Taxes  -27.63%  -10.55%*  N/A Class A Shares
Return After Taxes on Distributions and Sale of Fund Shares
      -16.83%
      -8.03%*
      N/A S&P BARRA  Value  Index (from  8/31/99)  -20.85%  -7.32% N/A Trinity
Value Fund Class B  (inception  9/1/99)  -27.73%  -10.08%*  N/A Trinity  Value
Fund Class C  (inception  9/17/99)  -24.59%  -9.00%*  N/A  Trinity  Value Fund
Class N (inception  3/1/01)  -24.19%  -15.62%* N/A Trinity  Value Fund Class Y
(inception  9/1/99)  -22.80%  -8.22%*  N/A  Value  Fund  Value  Fund  Class  A
Shares Return Before Taxes  (inception  9/16/85)  -18.03% -2.98% 7.53% Class A
Shares  Return After Taxes  -18.10%  -4.04% 5.41% Class A Shares  Return After
Taxes on Distributions and Sale of Fund Shares
      -10.98%
      -2.49%
      5.53% S&P 500 Index  (from  12/31/92)  -22.09%  -0.58%  9.34% Value Fund
Class  B  (inception  10/2/95)  -18.03%  -2.90%  4.51%*  Value  Fund  Class  C
(inception  5/1/96)  -14.54%  -2.56%  2.88%*  Value  Fund  Class N  (inception
3/1/01)  -14.17% -8.67%* N/A Value Fund Class Y (inception  12/16/96)  -13.16%
-1.61% 2.74%* *Or life-of-class

      Average  annual  total  returns for the Funds for the period ended March
31, 2003 are as follows:

      Trinity  Value Fund Past 1-year Past 5-years Past 10 years Trinity Value
Fund Class A Shares Return Before Taxes  (inception  9/1/99) -32.64%  -11.16%*
N/A Class A Shares  Return  After Taxes  -32.64%  -11.56%*  N/A Class A Shares
Return After Taxes on Distributions and Sale of Fund Shares
      -20.04%
      -8.76%*
      N/A S&P BARRA  Value  Index (from  8/31/99)  -26.19%  -8.29% N/A Trinity
Value Fund Class B (inception  9/1/99) -32.73% -11.18%* N/A Trinity Value Fund
Class C (inception  9/1/99)  -29.84%  -10.20%* N/A Trinity  Value Fund Class N
(inception  3/1/01) -29.50% -16.74%* N/A Trinity Value Fund Class Y (inception
9/1/99)  -28.08%  -9.40%*  N/A Value Fund  Value  Fund  Class A Shares  Return
Before Taxes  (inception  9/16/85)  -24.57% -5.83% 6.76% Class A Shares Return
After  Taxes  -24.63%  -6.85%  4.03%  Class A  Shares  Return  After  Taxes on
Distributions and Sale of Fund Shares-15.08%  -4.64% 4.38% S&P 500 Index (from
12/31/92) -24.75% -3.76% 8.53% Value Fund Class B (inception  10/2/95) -24.55%
-5.72%  3.61%* Value Fund Class C (inception  5/1/96)  -21.42%  -5.42%  1.94%*
Value Fund Class N (inception  3/1/01)  -20.97%  -10.03%* N/A Value Fund Class
Y (inception 12/16/96)  -19.75% -4.40% 1.84%* *Or life-of-class.
      The Funds'  average  annual total returns  include change in share price
and   reinvestment  of  dividends  and  capital  gains   distributions   in  a
hypothetical   investment  for  the  periods  shown.  An  explanation  of  the different performance  calculations is set forth in each Fund's prospectus and
Statement of Additional  Information.  Each Fund's average annual total return includes  the  applicable  sales  charge:  for  Class A, the  current  maximum initial  sales charge is 5.75%;  for Class B, the  contingent  deferred  sales charges is 5% (1-year),  4% (2-years),  3%(3 and 4-years), 2% (5-years) and 1%
(life-of-class);  and for  Class C and  Class  N, the 1%  contingent  deferred sales charge for the 1-year period.  Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class"  performance does not include the contingent  deferred sales charge and uses Class A performance for the period after conversion.  There is no sales charge on Class Y shares.  The
S&P 500 Index, an unmanaged index of equity  securities,  is shown from August
31,  1999 to  compare  against  the  longest-lived  class of shares of Trinity
Value Fund,  those of Trinity  Value Fund's Class A shares.  The S&P 500 Index is shown from December 31, 1992 to compare against the longest-lived  class of shares  of  Value  Fund,  those  of  Value  Fund  Class  A  shares.  No  index performance  considers the effects of  transaction  costs,  fees,  expenses or taxes.

      What are other Key Features of the Funds?

      The   description  of  certain  key  features  of  the  Funds  below  is
supplemented   by  each  Fund's   Prospectus   and   Statement  of  Additional
Information, which are incorporated by reference.

      Investment  Management and Fees - The Manager manages the assets of both
Funds and makes  their  respective  investment  decisions.  Both Funds  obtain investment  management  services  from the Manager  according  to the terms of management agreements that are identical.

      Trinity Value Fund Value Fund 0.75% of the first $200 million  0.625% of the first $300 million  0.72% of the next $200 million  0.50% of the next $100 million  0.69% of the next $200 million  0.45% in excess of $400 million 0.66%
of the next $200  million  0.60% in excess of $800  million  Based on  average annual net assets of the respective Fund.

      The  management  fee for Trinity  Value Fund for the twelve months ended
March 31,  2003 was 0.75% of the  average  annual net assets for each class of shares.  The  management  fee for Value Fund for the twelve months ended March
31,  2003 was  0.625% of the  average  annual  net  assets  for each  class of shares.  The  12b-1  distribution  plans  for  both  Funds  are  substantially similar.  However,  the other  expenses  the Funds incur,  including  transfer agent fees and custodial,  accounting and legal expenses,  have differed, with
Value  Fund's  "Other  Expenses"  being less than those of Trinity  Value Fund because Value Fund is the significantly larger fund.

       Management Fee Distribution
      and/or 12b-1 Fees1 Other Expenses Total Annual
      Operating Expense Trinity Value Fund Class A shares
      (12 months ended 3/31/03) 0.75%

       0.22% 0.90% 1.87% Value Fund Class A Shares
      (12 months ended 3/31/03)  0.625% 0.24% 0.34% 1.21% Pro Forma - Combined
at 3/31/03 0.625% 0.24% 0.34% 1.21% "Other  Expenses"  include  transfer agent fees and  custodial,  accounting  and legal expenses the Funds pay. This chart is for illustrative purposes only.
      1.  Class A shares  12b-1 fee is not full 25 basis  points due to monies invested by OppenheimerFunds, Inc.

      The net assets  under  management  for Value Fund on March 31, 2003 were
$212,301,813 as compared to $8,733,015 for Trinity Value Fund.  Effective upon the Closing of the  Reorganization,  the management fee rate for Value Fund is expected to be 0.625% of average  annual net assets  based on combined  assets of the Funds as of March 31, 2003.  Additionally,  the "Other Expenses" of the
surviving  Fund are  expected to be the same as the "Other  Expenses" of Value
Fund.

      For  a  detailed  description  of  each  Fund's  investment   management
agreement,   see  the  section  below   entitled   "Comparison  of  Investment
Objectives and Policies How do the Account  Features and Shareholder  Services
for the Funds Compare?"

      Transfer  Agency and Custody  Services  Both Funds  receive  shareholder accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer agent and dividend  paying agent.  It acts on a fixed fee basis for both Funds.  The terms of the  transfer  agency  agreement  for both
Funds are substantially similar.

      Citibank,  N.A. is the  Custodian  Bank for Trinity Value Fund and Value
Fund. They are located at 111 Wall Street, New York, New York 10005.

      Distribution   Services   OppenheimerFunds    Distributor,   Inc.   (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have adopted a Service Plan and Agreement  under
Rule  12b-1 of the  Investment  Company  Act for  their  Class A  shares.  The
Service Plan provides for the reimbursement to  OppenheimerFunds  Distributor,
Inc. (the  "Distributor"),  for a portion of its costs  incurred in connection with the  personal  service  and  maintenance  of  accounts  that hold Class A shares of the respective  Funds.  Under the Class A Service Plans,  payment is made  quarterly  at an annual  rate that may not exceed  0.25% of the  average annual net assets of Class A shares of the respective  Funds.  The Distributor currently  uses all of those fees to compensate  dealers,  brokers,  banks and other  financial  institutions  quarterly for providing  personal  service and maintenance  of  accounts of their  customers  that hold Class A shares of the respective Funds.

      Both Funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the personal service and maintenance of shareholder  accounts.  Under each
Class B and Class C Plan,  the Funds pay the  Distributor  a service fee at an annual  rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual  rate of 0.75% of average  annual net  assets.  Under each
Class N Plan the Funds pay the  Distributor a service fee at an annual rate of
0.25% of  average  annual net assets  and an  asset-based  sales  charge at an annual  rate of 0.25% of  average  annual  net  assets.  All fee  amounts  are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to  compensate  dealers for providing  personal  services and maintenance of accounts of their customers that hold shares of the Funds.  The
Class B and Class N asset-based  sales charge is retained by the  Distributor.
After the first  year,  the Class C  asset-based  sales  charge is paid to the broker-dealer  as an ongoing  concession for shares that have been outstanding for a year or  more.  The  terms of the  Funds'  respective  Distribution  and
Service Plans are substantially similar.

      For  a  detailed   description   of  each  Fund's   distribution-related
services,  see the section below titled  "Comparison of Investment  Objectives and Policies  How do the Account  Features  and  Shareholder  Services for the
Funds Compare?"

      Purchases,  Redemptions,  Exchanges and other Shareholder  Services Both
Funds  have  the  same   requirements  and  restrictions  in  connection  with
purchases,  redemptions and exchanges.  In addition, each Fund also offers the same  types of  shareholder  services.  More  detailed  information  regarding purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
How do the Account Features and Shareholder Services for the Funds Compare?"

      Dividends and Distributions Both Funds declare dividends  separately for each  class of  shares  from net  investment  income  annually  and pay  those dividends to  shareholders in December on a date selected by the Board of each
Fund.

      For a  detailed  description  of each  Fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies  How do the Account  Features  and  Shareholder  Services for the
Funds Compare?"

      What are the Principal Risks of an Investment in Value Fund?

      As with most  investments,  investments  in Value Fund and Trinity Value
Fund involve risks.  There can be no guarantee  against loss resulting from an investment  in either Fund,  nor can there be any  assurance  that either Fund
will  achieve  its  investment   objective.   The  risks  associated  with  an
investment  in each Fund are similar.  Because both Funds invest  primarily in stocks of U.S. companies,  the value of each Fund's portfolio will be affected by changes in the U.S. stock markets.  The prices of individual  stocks do not all move in the  same  direction  uniformly  at the same  time.  A  particular company's  stock  price can be  affected by a poor  earnings  report,  loss of
major  customers,   major  litigation  against  the  company,  or  changes  in government regulations affecting the company or its industry.

      For more  information  about the risks of the  Funds,  see "What are the
Risk Factors  Associated  with  Investments  in the Funds?"  under the heading
"Comparison of Investment Objectives and Policies."

      REASONS FOR THE REORGANIZATION

      At a meeting of the Board of Trustees  of Trinity  Value Fund held April
17, 2003, the Board considered whether to approve the proposed  Reorganization and reviewed and discussed with the Manager and independent  legal counsel the materials  provided by the Manager  relevant to the  proposed  Reorganization.
Included  in  the  materials  was  information  with  respect  to  the  Funds'
respective investment objectives and policies,  management fees,  distribution fees and other operating expenses, historical performance and asset size.

      The Board reviewed information  demonstrating that Trinity Value Fund is a relatively  smaller fund with  approximately  $8,733,015 in net assets as of
March 31, 2003.  The Board  anticipates  that Trinity Value Fund's assets will not increase  substantially in size in the near future.  In comparison,  Value
Fund had approximately  $212,301,813 in net assets as of March 31, 2003. After the  Reorganization,  the  shareholders  of Trinity  Value  Fund would  become shareholders  of a larger  fund  that is  anticipated  to have  lower  overall operating  expenses  than Trinity  Value Fund.  Economies of scale may benefit shareholders of Trinity Value Fund.

      The Board  considered  the fact that both Funds have similar  investment objectives.  Additionally,  the  Board  considered  that both  Funds  invest a substantial portion of their assets in common stocks of U.S. companies.

      The Board noted that Value Fund's  management  fee is currently the same as that of Trinity  Value Fund.  The Board also  considered  that Value Fund's performance has been similar to that of Trinity Value Fund.

      The Board considered that if the reorganization is approved,  Value Fund would change its name to "Oppenheimer  Value Fund" and would benchmark  itself to the S&P 500 Index Fund. The Board  considered the Manager's  representation that the end  result of the  reorganization  will be a larger,  style-specific fund in  Lipper's  Large Cap Value  Fund  category  that will  better  fit the quantitative investment process already used by Value Fund.

      The Board also considered  that the procedures for purchases,  exchanges and  redemptions  of shares of both  Funds are  identical  and that both Funds offer the same investor services and options.

      The  Board   also   considered   the  terms   and   conditions   of  the
Reorganization,  including  that  there  would be no sales  charge  imposed in effecting the  Reorganization  and that the Reorganization is expected to be a tax-free  reorganization.  The  Board  concluded  that  Trinity  Value  Fund's participation  in the  transaction  is in the best  interests  of the Fund and that the  Reorganization  would not result in a dilution of the  interests  of existing shareholders of Trinity Value Fund.

      After  consideration  of the above  factors,  and such other factors and information  as the Board of Trinity  Value Fund deemed  relevant,  the Board, including  the  Trustees who are not  "interested  persons" (as defined in the
Investment  Company  Act) of either  Trinity  Value Fund or the  Manager  (the
"Independent  Trustees"),  unanimously  approved  the  Reorganization  and the
Reorganization   Agreement   and  voted  to  recommend  its  approval  to  the
shareholders of Trinity Value Fund.

      The Board of Value Fund also determined that the  Reorganization  was in the best  interests  of Value Fund and its  shareholders  and that no dilution would result to those  shareholders.  Value Fund  shareholders  do not vote on the  Reorganization.  The  Board  of Value  Fund,  including  the  Independent
Trustees,  unanimously  approved  the  Reorganization  and the  Reorganization
Agreement.

      For the reasons  discussed  above, the Board, on behalf of Trinity Value
Fund,  recommends  that  you  vote  FOR  the  Reorganization   Agreement.   If
shareholders  of  Trinity  Value  Fund  do  not  approve  the   Reorganization
Agreement, the Reorganization will not take place.

      INFORMATION ABOUT THE REORGANIZATION

      This is only a summary of the Reorganization  Agreement. You should read the actual form of Reorganization Agreement. It is attached as Exhibit A.

      How Will the Reorganization be Carried Out?

      If the  shareholders  of Trinity  Value Fund approve the  Reorganization
Agreement,  the  Reorganization  will take place after various  conditions are satisfied by Trinity Value Fund and Value Fund,  including delivery of certain documents.  The closing date is presently scheduled for September 12, 2003 and the Valuation Date is presently scheduled for September 6, 2003.

      If  shareholders  of  Trinity  Value  Fund  approve  the  Reorganization
Agreement,  Trinity Value Fund will deliver to Value Fund substantially all of its assets on the closing  date.  In exchange,  shareholders  of Trinity Value
Fund will  receive  Class A,  Class B,  Class C Class N and Class Y Value Fund
shares that have a value equal to the dollar value of the assets  delivered by
Trinity  Value Fund to Value Fund.  Trinity Value Fund will then be liquidated and its  outstanding  shares will be cancelled.  The stock  transfer  books of
Trinity Value Fund will be permanently  closed at the close of business on the
Valuation  Date. Only  redemption  requests  received by the Transfer Agent in proper form on or before the close of business on the  Valuation  Date will be fulfilled by Trinity Value Fund.  Redemption requests received after that time will be considered requests to redeem shares of Value Fund.

      Shareholders  of Trinity  Value  Fund who vote  their  Class A, Class B,
Class C,  Class N and  Class Y shares in favor of the  Reorganization  will be electing in effect to redeem their  shares of Trinity  Value Fund at net asset value on the  Valuation  Date,  after  Trinity  Value  Fund  subtracts  a cash reserve,  and  reinvest the proceeds in Class A, Class B, Class C, Class N and
Class Y shares of Value  Fund at net asset  value.  The cash  reserve  is that amount  retained  by  Trinity  Value Fund  which is deemed  sufficient  in the discretion  of the Board for the payment of the Fund's  outstanding  debts and expenses  of  liquidation.  Value  Fund is not  assuming  any debts of Trinity
Value Fund except debts for unsettled securities  transactions and outstanding dividend and  redemption  checks.  Trinity Value Fund will  recognize  capital gain  or  loss  on  any  sales  of  portfolio  securities  made  prior  to the
Reorganization.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  Trinity Value Fund shall:  (a) either pay or make  provision for all of its debts and taxes;  and (b) either (i) transfer any remaining  amount of the cash  reserve to Value Fund,  if such  remaining  amount is not  material  (as defined below) or (ii)  distribute such remaining  amount to the  shareholders of  Trinity  Value  Fund who were  shareholders  on the  Valuation  Date.  The remaining  amount  shall  be  deemed  to  be  material  if  the  amount  to be distributed,  after  deducting  the  estimated  expenses of the  distribution, equals or  exceeds  one cent per share of the  number of  Trinity  Value  Fund shares  outstanding on the Valuation Date. If the cash reserve is insufficient to satisfy any of Trinity  Value Fund's  liabilities,  the Manager will assume responsibility for any such unsatisfied  liability.  Within one year after the
Closing Date, Trinity Value Fund will complete its liquidation.

      Under the Reorganization  Agreement,  either Trinity Value Fund or Value
Fund may abandon and  terminate  the  Reorganization  Agreement for any reason and there shall be no  liability  for damages or other  recourse  available to the other  Fund,  provided,  however,  that in the event that one of the Funds terminates this Agreement  without  reasonable  cause, it shall,  upon demand, reimburse the other Fund for all expenses,  including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without shareholder approval. They may also agree to terminate and abandon the  Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of Trinity Value Fund.

      Who Will Pay the Expenses of the Reorganization?

      The  Funds  will bear the cost of their  respective  tax  opinions.  Any documents  such as existing  prospectuses  or annual reports that are included in the proxy mailing or at a shareholder's  request will be a cost of the Fund issuing the document.  Any other  out-of-pocket  expenses  associated with the
Reorganization will be paid by the Funds in the amounts incurred by each.

      What are the Tax Consequences of the Reorganization?

      The  Reorganization is intended to qualify as a tax-free  reorganization for federal  income tax  purposes  under  Section  368(a)(1)  of the  Internal
Revenue  Code  of  1986,  as  amended.   Based  on  certain   assumptions  and
representations  received  from  Trinity  Value  Fund and  Value  Fund,  it is expected  to be the opinion of KPMG LLP,  tax  advisor to Trinity  Value Fund, that  shareholders  of Trinity  Value Fund will not recognize any gain or loss for federal  income tax  purposes as a result of the  exchange of their shares for  shares  of Value  Fund,  and that  shareholders  of Value  Fund  will not recognize  any gain or loss upon receipt of Trinity  Value Fund's  assets.  If this type of tax opinion is not  forthcoming,  the Fund may still choose to go forward with the merger,  pending shareholder approval.  In addition,  neither
Fund  is  expected   to   recognize  a  gain  or  loss  as  a  result  of  the
Reorganization.

      Immediately  prior to the Valuation Date,  Trinity Value Fund will pay a dividend  which will have the effect of  distributing  to Trinity Value Fund's shareholders  all of Trinity  Value  Fund's  net  investment  company  taxable income for  taxable  years  ending on or prior to the Closing  Date  (computed without  regard  to any  deduction  for  dividends  paid)  and  all of its net capital  gains,  if any,  realized in taxable  years ending on or prior to the
Closing Date (after reduction for any available  capital loss  carry-forward).
Such  dividends will be included in the taxable income of Trinity Value Fund's shareholders as ordinary income and capital gain, respectively.

      You will continue to be  responsible  for tracking the purchase cost and holding  period of your shares and should  consult your tax advisor  regarding the  effect,  if any,  of the  Reorganization  in  light  of  your  individual circumstances.  You should also consult your tax advisor as to state and local and  other  tax  consequences,  if any,  of the  Reorganization  because  this discussion only relates to federal income tax consequences.

      What  should I know about Class A, Class B, Class C, Class N and Class Y shares of Value Fund?

      The rights of  shareholders  of both Funds are  substantially  the same.
Class A, Class B,  Class C,  Class N and/or  Class Y shares of Value Fund will be  distributed to  shareholders  of Class A, Class B, Class C, Class N and/or
Class Y shares of Trinity Value Fund,  respectively,  in  connection  with the
Reorganization.  Each share will be fully paid and  nonassessable  when issued will have no preemptive or conversion  rights and will be  transferable on the books of Value Fund.  Each  Fund's  Declaration  of Trust  contains an express disclaimer of  shareholder  or Trustee  liability for the Fund's  obligations, and  provides for  indemnification  and  reimbursement  of expenses out of its property  for any  shareholder  held  personally  liable for its  obligations.
Neither  Fund  permits  cumulative  voting.  The  shares of Value Fund will be recorded  electronically in each shareholder's  account.  Value Fund will then send a confirmation  to each  shareholder.  Shareholders of Trinity Value Fund holding  certificates  representing  their  shares  will  not be  required  to surrender their certificates in connection with the  reorganization.  However,
former  Class  A   shareholders   of  Trinity  Value  Fund  whose  shares  are
represented by outstanding  share  certificates  will not be allowed to redeem or  exchange  class  shares of Value Fund they  receive in the  Reorganization until  the  certificates  for the  exchanged  Trinity  Value  Fund  have  been returned to the Transfer Agent.

      Like  Trinity  Value  Fund,  Value Fund does not  routinely  hold annual shareholder meetings.}

What are the capitalizations of the Funds and what {might} [would] the capitalization be after the Reorganization?

      The  following  table  sets  forth  the  capitalization  (unaudited)  of
Trinity  Value Fund and Value Fund [as of March 31,  2003] and  indicates  the
pro  forma   combined   capitalization   as  of  March  31,  2003  as  if  the
Reorganization  had occurred on that date.  [As of May 30, 2003,  the value of the assets of Trinity  Value Fund was less than 10% of the value of the assets of Value Fund.]
                                                                  Net Asset
                                                Shares                  Value
                              Net Assets        Outstanding       Per Share

Trinity Value Fund
      Class A                 $3,937,220           593,213        $6.64
      Class B                 $2,021,103           314,186        $6.43
      Class C                 $2,115,936           324,531        $6.52
      Class N                 $182,359               27,694       $6.58
      Class Y                 $476,397               70,995       $6.71
      TOTAL             $8,733,015  1,330,619

Value Fund
      Class A                 $145,247,774            9,980,947         $14.55
      Class B                 $45,981,866       3,193,972         $14.40
      Class C                 $17,429,649       1,227,403         $14.20
      Class N                 $2,322,318           161,097        $14.42
      Class Y                 $1,320,206             89,224             $14.80
      TOTAL             $212,301,813            14,652,643

Value Fund
(Pro Forma Surviving Fund)
      Class A                 $149,184,994            10,251,500
      $14.55
      Class B                 $48,002,969         3,334,361             $14.40
      Class C                 $19,545,585         1,376,408             $14.20
      Class N                 $2,504,677            173,747             $14.42
      Class Y                 $1,796,603            121,421             $14.80
      TOTAL             $221,034,828              15,257,436

*Reflects  the issuance of {270,553}  [$3,937,220]  Class A shares,  {140,389}
[$2,021,103] Class B shares,  {149,005} [$2,115,936] Class C shares,  {12,650}
[$182,359]  Class N shares  and  {32,197}  [$476,397]  Class Y shares of Value
Fund in a  tax-free  exchange  for the net  assets of  Trinity  Value  Fund{,}
aggregating $8,733,015.

[How have the Funds performed?

      The following past  performance  information  for each fund is set forth below:  (i) a bar chart  detailing  annual total  returns of Class A shares of each  Fund as of  December  31st  for each of the full  calendar  years  since
Trinity Value Fund's  inception and 10 years for Value Fund;  and (ii) a table detailing  how the average  annual  total  returns of each Fund's  shares both before and after taxes,  compare to those of a broad-based  market index.  The after-tax  returns  are show  for  Class A shares  of each  Fund  only and are calculated  using the historical  highest  individual  federal marginal income tax rates in effect  during the periods  shown,  and do not reflect the impact of state or local  taxes.  The  after-tax  returns  for the other  classes  of shares will vary.  In certain  cases,  the figure  representing  "Return After
Taxes on  Distributions  and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher  after-tax return results when a capital  loss  occurs  upon  redemption  and  translates  into an assumed  tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns  may  differ  from  those  shown,  depending  on your  individual  tax situation.  The  after-tax  returns  set  forth  below  are  not  relevant  to investors who hold their fund shares through  tax-deferred  arrangements  such as 401(k) plans or IRAs or to institutional  investors not subject to tax. The
Fund's  past  investment  performance  both  before  and after  taxes,  is not necessarily an indication of how the Fund will perform in the future.

Annual  Total  Returns for  Oppenheimer  Trinity  Value Fund  (Class  A)(as of
12/31/02)

Calendar                Annual
Year                    Total
Ended                               Returns

12/31/00                7.48%
12/31/01                -7.97%

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -6.61%.
During the period shown in the bar chart, the highest return for Oppenheimer
Trinity Value Fund (not annualized) for a calendar quarter was 10.10% (3rd
Q'00) and the lowest return (not annualized) for a calendar quarter
was           -20.57% (3rd Q'02).

Annual Total Returns for Oppenheimer Value Fund (Class A)(as of 12/31/02)

Calendar                Annual
Year                    Total
Ended                               Returns

1992                    11.99%
1993                    20.91%
1994                    -0.65%
1995                    36.40%
1996                    18.38%
1997                    24.00%
1998                    8.54%
1999  -4.71%
2000  -1.54%
2001  2.98%

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -5.27%.
During the period shown in the bar chart, the highest return for Oppenheimer
Value Fund (not annualized) for a calendar quarter was 18.26% (4Q'98) and the lowest return (not annualized) for a calendar quarter was -16.69% (3Q'01).

Average  annual total returns for the Funds for the periods ended December 31,
2002 are as follows:

-------------------------------------------------------------------------------
Trinity Value Fund                           Past       Past          Past
                                               1-year    5-years    10-years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity Value Fund Class A Shares Return        -27.63% -10.12%*    N/A
Before Taxes (inception 9/1/99)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares Return After Taxes on            -27.63% -10.55%*     N/A
Distributions
-------------------------------------------------------------------------------

------------------------------------------------------------------

   -16.83%                                   -8.03%*       N/A
------------------------------------------------------------------
-------------------------------------------------------------------------------
S&P BARRA Value Index (from 8/31/99)            -20.85% -7.32%*      N/A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity   Value  Fund  Class  B   (inception  -27.73%   -10.08%*     N/A
9/1/99)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity   Value  Fund  Class  C   (inception  -24.59%   -9.00%*      N/A
9/17/99)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity   Value  Fund  Class  N   (inception  -24.19%   -15.62%*     N/A
3/1/01)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity   Value  Fund  Class  Y   (inception  -22.80%   -8.22%*      N/A
9/1/99)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class A Shares Return Before       -18.03%   -2.98%       7.53%
Taxes (inception 9/16/85)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares Return After Taxes on          -18.10%    -4.04%      5.41%
Distributions
-------------------------------------------------------------------------------

------------------------------------------------------------------

                  -10.98%                      -2.49%     5.53%
------------------------------------------------------------------
-------------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)                 -22.09%    -0.58%      9.34%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class B (inception 10/2/95)        -18.03%    -2.90%      4.51%*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class C (inception 5/1/96)         -14.54%    -2.56%      2.88%*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class N (inception 3/1/01)         -14.17%    -8.67%*      N/A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class Y (inception 12/16/96)       -13.16%    -1.61%      2.74%*
-------------------------------------------------------------------------------
*Or life-of-class

Average  annual  total  returns for the Funds for the periods  ended March 31,
2003 are as follows:

--------------------------------------------------------------------------------
                                             Past 1-year  Past        Past 10
Trinity Value Fund                                         5-years     years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity Value Fund Class A Shares Return       -32.64%    -11.16%*      N/A
Before Taxes (inception 9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on           -32.64%    -11.56%*      N/A
Distributions
--------------------------------------------------------------------------------

--------------------------------------------------------------------

                  -20.04%                      -8.76%*       N/A
--------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P BARRA Value Index (from 8/31/99)           -26.19%      -8.29%*     N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity Value Fund Class B (inception          -32.73%    -11.18%*      N/A
9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity Value Fund Class C (inception          -29.84%    -10.20%*      N/A
9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity Value Fund Class N (inception          -29.50%    -16.74%*      N/A
3/1/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity   Value  Fund  Class  Y   (inception   -28.08%     -9.40%*      N/A
9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund Class A Shares Return Before        -24.57%     -5.83%      6.13%
Taxes (inception 9/16/85)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes              -24.63%     -6.85%      4.03%
--------------------------------------------------------------------------------

--------------------------------------------------------------------
                  -15.08%                       -4.64%      4.38%
--------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)                  -24.75%     -3.76%      8.53%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund Class B (inception 10/2/95)         -24.55%     -5.72%     3.61%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund Class C (inception 5/1/96)          -21.42%     -5.42%     1.94%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund Class N (inception 3/1/01)          -20.97%    -10.03%*      N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund Class Y (inception 12/16/96)        -19.75%     -4.40%     1.84%*
--------------------------------------------------------------------------------
*Life-of-class.
The Funds' average annual total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.  An explanation of the different performance calculations is set forth in each Fund's prospectus and Statement of Additional Information. Each Fund's average annual total return includes the applicable sales charge: for Class A, the current maximum initial sales charge is 5.75%; for Class B, the contingent deferred sales charges is 5%
(1-year), 4% (2-years), 3%(3 and 4-years), 2% (5-years) and 1%
(life-of-class); and for Class C and Class N of each Fund, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class"
performance does not include the contingent deferred sales charge and uses
Class A performance for the period after conversion. There is no sales charge on Class Y shares.  The S&P 500 Index, an unmanaged index of equity securities, is shown from August 31, 1999 to compare against the longest-lived class of shares of Trinity Value Fund, those of Trinity Value
Fund's Class A shares. The S&P 500 Index is shown from December 31, 1992 to compare against the longest-lived class of shares of Value Fund, those of
Value Fund Class A shares.  No index performance considers the effects of transaction costs, fees, expenses or taxes.

How Has the Fund Performed?  Below is a discussion by OppenheimerFunds,  Inc., of Value  Fund's  performance  during its fiscal year ended  October 31, 2002, followed  by  a  graphical  comparison  of  Value  Fund's  performance  to  an appropriate broad-based market index.

Management's  Discussion  of  Performance.  During the Fund's fiscal year that ended  October 31,  2002,  Value  Fund's  strong  performance  relative to its benchmark,  the S&P 500  Index  and peer  group  was  driven  by its  security selection  strategy.  The Fund  particularly  benefited  from its  holdings of technology,  industrial and financial services stocks,  which performed better in the  aggregate  than their  respective  components on the value side of the
S&P 500 Index.  Only the Fund's energy and health care holdings  trailed their respective  Index  components (10 sectors in all), and in each case the margin of  difference  was  minimal.  The Fund  slightly  reduced its exposure to the industrials  group after taking profits in stocks of defense  contractors that had gained  value,  and it  modestly  increased  its  exposure  to health care stocks. The Fund's portfolio holdings and allocations are subject to change.

Comparing the Fund's  Performance  to the Market.  The graphs that follow show the performance of a hypothetical  $10,000  investment in each class of shares of Value Fund held until  Fiscal  year end October  31,  2002.  In the case of
Class A shares,  performance is measured over a 10-year period. In the case of
Class B,  performance  is measured  from  inception of the class on October 2,
1995. In the case of Class C,  performance  is measured from  inception of the class on May 1, 1996. In the case of Class N shares,  performance  is measured from  inception  of the  Class  on  March  1,  2001.  In the  case of Class Y, performance  is measured from inception of the class on December 16, 1996. The
Fund's performance  reflects the deduction of the maximum initial sales charge on Class A shares,  the applicable  contingent  deferred sales charge on Class
B, Class C shares and Class N, and  reinvestments of all dividends and capital gains  distributions.  There is no sales charge applicable for Class Y shares.
The  graphs  do not  reflect  deduction  of  income  taxes on an  individual's investment,  which may  reduce an  investor's  actual  investment  returns  on income or gains paid by the Fund.

The Fund's  performance  is  compared  to the  performance  of the  Standard &
Poor's  (S&P) 500  Index,  a  broad-based  index of equity  securities  widely regarded  as  a  general  measure  of  the  performance  of  the  U.S.  equity securities  market.  Index  performance  reflects the reinvestment of but does not  consider  the effect of  transaction  costs,  and none of the data in the graphs shows the effect of taxes. The Fund's performance  reflects the effects of Fund  business  and  operating  expenses.  While index  comparisons  may be useful to provide a  benchmark  for the Fund's  performance,  it must be noted
that the Fund's investments are not limited to the securities in the index.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class A) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1992              $9,425               $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1993              $10,182              $10,436
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1993              $10,757              $10,486
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1993              $11,238              $10,757
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1993              $11,396              $11,006
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1994              $11,132              $10,589
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1994              $10,914              $10,633
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1994              $11,472              $11,152
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1994              $11,321              $11,150
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1995              $12,318              $12,235
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1995              $13,363              $13,401
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1995              $14,499              $14,465
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $15,442              $15,335
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $16,178              $16,158
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $16,381              $16,883
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1996              $16,836              $17,405
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1996              $17,204              $17,884
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1997              $19,033              $20,031
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1997              $19,043              $20,515
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1997              $22,471              $24,546
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1997              $21,953              $23,625
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1998              $22,270              $25,420
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1998              $25,086              $28,940
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1998              $23,551              $29,285
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1998              $22,446              $28,826
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1999              $24,950              $33,684
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1999              $25,152              $35,257
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1999              $24,725              $35,201
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1999              $23,253              $36,223
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2000              $21,877              $37,167
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2000              $23,550              $38,825
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2000              $23,032              $38,357
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2000              $22,647              $38,424
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2001              $24,614              $36,832
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2001              $24,104              $33,791
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2001              $24,412              $32,864
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2001              $21,379              $28,861
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2002              $23,450              $30,889
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2002              $23,477              $29,528
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2002              $19,797              $25,103
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2002              $19,851              $24,504
---------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class B) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     10/02/1995              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $10,804              $10,602
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $11,294              $11,170
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $11,399              $11,671
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1996              $11,683              $12,032
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1996              $11,930              $12,364
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1997              $13,169              $13,848
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1997              $13,143              $14,183
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1997              $15,487              $16,969
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1997              $15,105              $16,332
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1998              $15,287              $17,573
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1998              $17,188              $20,007
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1998              $16,114              $20,245
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1998              $15,327              $19,928
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1999              $17,002              $23,286
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1999              $17,109              $24,374
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1999              $16,780              $24,335
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1999              $15,754              $25,041
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2000              $14,798              $25,694
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2000              $15,901              $26,841
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2000              $15,515              $26,517
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2000              $15,237              $26,563
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2001              $16,526              $25,463
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2001              $16,158              $23,360
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2001              $16,328              $22,719
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2001              $14,280              $19,952
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2002              $15,663              $21,354
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2002              $15,680              $20,413
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2002              $13,223              $17,354
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2002              $13,258              $16,940
---------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class C) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in  S&P 500 Index
                     Fund
---------------------------------------------------------------
---------------------------------------------------------------
     05/01/1996              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $10,061              $10,297
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1996              $10,314              $10,615
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1996              $10,535              $10,908
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1997              $11,629              $12,217
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1997              $11,606              $12,512
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1997              $13,676              $14,971
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1997              $13,341              $14,409
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1998              $13,508              $15,503
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1998              $15,186              $17,650
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1998              $14,233              $17,861
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1998              $13,537              $17,581
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1999              $15,012              $20,544
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1999              $15,115              $21,503
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1999              $14,821              $21,469
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1999              $13,918              $22,092
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2000              $13,070              $22,668
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2000              $14,049              $23,679
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2000              $13,712              $23,394
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2000              $13,463              $23,435
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2001              $14,600              $22,464
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2001              $14,270              $20,609
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2001              $14,423              $20,043
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2001              $12,605              $17,602
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2002              $13,804              $18,839
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2002              $13,795              $18,009
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2002              $11,607              $15,310
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2002              $11,616              $14,945
---------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class N) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     03/01/2001              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2001              $9,928               $10,094
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2001              $10,050              $9,817
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2001              $8,794               $8,621
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2002              $9,635               $9,227
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2002              $9,640               $8,821
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2002              $8,126               $7,499
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2002              $8,143               $7,320
---------------------------------------------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class Y) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     12/16/1996              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1997              $10,699              $10,624
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1997              $10,693              $10,881
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1997              $12,637              $13,019
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1997              $12,362              $12,531
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1998              $12,552              $13,482
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1998              $14,145              $15,349
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1998              $13,292              $15,532
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1998              $12,687              $15,289
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1999              $14,111              $17,866
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1999              $14,238              $18,700
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1999              $13,984              $18,670
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1999              $13,170              $19,212
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2000              $12,392              $19,713
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2000              $13,355              $20,593
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2000              $13,062              $20,344
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2000              $12,851              $20,380
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2001              $13,980              $19,536
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2001              $13,709              $17,923
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2001              $13,905              $17,431
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2001              $12,196              $15,308
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2002              $13,387              $16,383
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2002              $13,409              $15,661
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2002              $11,321              $13,314
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2002              $11,321              $12,997
---------------------------------------------------------------

What are other Key Features of the Funds?

      The   description  of  certain  key  features  of  the  Funds  below  is
supplemented   by  each  Fund's   Prospectus   and   Statement  of  Additional
Information, which are incorporated by reference.

      Investment  Management and Fees - The Manager manages the assets of both
Funds and makes  their  respective  investment  decisions.  Both Funds  obtain investment  management  services  from the Manager  according  to the terms of management agreements that are substantially  identical.  Under the management agreements,  each Fund pays the Manager an advisory fee at the following rates that decline as each Fund's assets grow:

---------------------------------------------------------------------------------
           Trinity Value Fund                          Value Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    0.75% of the first $200 million         0.625% of the first $300 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.72% of the next $200 million                  0.50% of the next $100
                                         million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.69% of the next $200 million          0.45% in excess of $400 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.66% of the next $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      0.60% in excess of $800 million
---------------------------------------------------------------------------------
Based on average annual net assets of the respective Fund.

      The  management  fee for Trinity  Value Fund for the twelve months ended
March 31,  2003 was 0.75% of the  average  annual net assets for each class of shares.  The  management  fee for Value Fund for the twelve months ended March
31,  2003 was  0.625% of the  average  annual  net  assets  for each  class of shares.  The  12b-1  distribution  plans  for  both  Funds  are  substantially similar.  However,  the  "Management  Fees"  and  "Other  Expenses"  the Funds
incurred,  including  transfer agent fees and custodial,  accounting and legal
expenses,   have  differed,   with  Value  Fund's  "Management  Fees,"  "Other
Expenses"  and "Total  Expenses"  being less than those of Trinity  Value Fund because Value Fund is a significantly larger fund.

-------------------------------------------------------------------------------------
                              Management    Distribution   Other       Total Annual
                              Fee           and/or 12b-1   Expenses    Operating
                                            Fees1                      Expense
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Trinity  Value  Fund  Class A 0.75%         0.22%          0.90%       1.87%
shares
(12 months ended 3/31/03)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Value Fund Class A Shares     0.625%        0.24%          0.34%       1.21%
(12 months ended 3/31/03)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Pro Forma - Combined funds    0.625%        0.24%          0.34%       1.21%
at 3/31/03
-------------------------------------------------------------------------------------
"Other  Expenses"  include  transfer agent fees and custodial,  accounting and legal expenses the Funds pay. This chart is for illustrative purposes only.
1.  Class A  shares  12b-1  fee is not  full 25  basis  points  due to  monies invested by OppenheimerFunds, Inc.

      The net assets  under  management  for Value Fund on March 31, 2003 were
$212,301,813 as compared to $8,733,015 for Trinity Value Fund.  Effective upon the Closing of the  Reorganization,  the management fee rate for Value Fund is expected to be 0.625% of average  annual net assets  based on combined  assets of the Funds as of March 31, 2003.  Additionally,  the "Other Expenses" of the
surviving  Fund are  expected to be the same as the "Other  Expenses" of Value
Fund.

      For  a  detailed  description  of  each  Fund's  investment   management
agreement,   see  the  section  below   entitled   "Comparison  of  Investment
Objectives  and  Policies  - How  do  the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Transfer  Agency and Custody  Services - Both Funds receive  shareholder accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer  agent and dividend  paying  agent.  It acts on an annual per-account  fee  basis  for both  Funds.  The  terms of the  transfer  agency agreement for both Funds are substantially similar.

      Citibank, N.A. is the Custodian Bank for Trinity Value Fund and Value
Fund. Citibank, N.A. is located at 111 Wall Street, New York, New York 10005.

      Distribution   Services  -  OppenheimerFunds   Distributor,   Inc.  (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have adopted a Service Plan and Agreement  under
Rule  12b-1 of the  Investment  Company  Act for  their  Class A  shares.  The
Service Plan provides for the reimbursement to  OppenheimerFunds  Distributor,
Inc. (the  "Distributor"),  for a portion of its costs  incurred in connection with the  personal  service  and  maintenance  of  accounts  that hold Class A shares of the respective Fund. Under the Class A Service Plans,  reimbursement is made  quarterly  at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the respective  Funds.  The Distributor currently  uses all of those fees to compensate  dealers,  brokers,  banks and other  financial  institutions  quarterly for providing  personal  service and maintenance  of  accounts of their  customers  that hold Class A shares of the respective Fund.

      Both Funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the personal service and maintenance of shareholder  accounts.  Under each
Class B and Class C Plan,  the Funds pay the  Distributor  a service fee at an annual  rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual  rate of 0.75% of average  annual net  assets.  Under each
Class N Plan the Funds pay the  Distributor a service fee at an annual rate of
0.25% of  average  annual net assets  and an  asset-based  sales  charge at an annual  rate of 0.25% of  average  annual  net  assets.  All fee  amounts  are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to  compensate  dealers for providing  personal  services and maintenance of accounts of their customers that hold shares of the Funds.  The
Class B and Class N asset-based  sales charge is retained by the  Distributor.
After the first  year,  the Class C  asset-based  sales  charge is paid to the broker-dealer  as an ongoing  concession for shares that have been outstanding for a year or  more.  The  terms of the  Funds'  respective  Distribution  and
Service Plans are substantially similar.

      For  a  detailed   description   of  each  Fund's   distribution-related
services,  see the section below titled  "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

      Purchases, Redemptions,  Exchanges and other Shareholder Services - Both
Funds  have  the  same   requirements  and  restrictions  in  connection  with
purchases,  redemptions and exchanges.  In addition, each Fund also offers the same  types of  shareholder  services.  More  detailed  information  regarding purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
- How  do  the  Account  Features  and  Shareholder  Services  for  the  Funds
Compare?"

      Dividends and  Distributions - Both Funds declare  dividends  separately for each class of shares from net  investment  income  annually  and pay those dividends to  shareholders in December on a date selected by the Board of each
Fund.

      For a  detailed  description  of each  Fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

What are the Principal Risks of an Investment in Value Fund?

      As with most  investments,  investments  in Value Fund and Trinity Value
Fund involve risks.  There can be no guarantee  against loss resulting from an investment  in either Fund,  nor can there be any  assurance  that either Fund
will  achieve  its  investment   objective.   The  risks  associated  with  an
investment  in each Fund are similar.  Because both Funds invest  primarily in stocks of U.S. companies,  the value of each Fund's portfolio will be affected by changes in the U.S. stock markets.  The prices of individual  stocks do not all move in the same  direction  uniformly at the same time and the volatility of their prices at times maybe great. A particular  company's  stock price can be affected by, among other  things,  a poor  earnings  report,  loss of major customers,  major  litigation  against the company,  or changes in  government regulations affecting the company or its industry.

      For more  information  about the risks of the  Funds,  see "What are the
Main Risks  Associated  with an  Investment  in the Funds?"  under the heading
"Comparison of Investment Objectives and Policies."

                        REASONS FOR THE REORGANIZATION

      At a meeting of the Board of Trustees  of Trinity  Value Fund held April
17, 2003, the Board considered whether to approve the proposed  Reorganization and reviewed and discussed with the Manager and independent  legal counsel the materials  provided by the Manager  relevant to the  proposed  Reorganization.
Included  in the  materials  was  information  with  respect  to  each  Fund's investment  objectives and policies,  management fees,  distribution  fees and other operating expenses, historical performance and asset size.

      The Board reviewed information  demonstrating that Trinity Value Fund is a relatively  smaller fund with  approximately  $8,733,015 in net assets as of
March 31, 2003.  The Board  anticipates  that Trinity Value Fund's assets will not increase  substantially in size in the near future.  In comparison,  Value
Fund had  approximately  $212,301,813  in net  assets  as of March  31,  2003.
After the Reorganization,  the shareholders of Trinity Value Fund would become shareholders  of a larger  fund  that is  anticipated  to have  lower  overall operating  expenses  than Trinity  Value Fund.  Economies of scale may benefit shareholders of Trinity Value Fund.

      The Board  considered  the fact that both Funds have similar  investment objectives.  Additionally,  the  Board  considered  that both  Funds  invest a substantial portion of their assets in common stocks of U.S. companies.

      The Board noted that Value Fund's  management fee rate is less than that of Trinity Value Fund. The Board also considered that Value Fund's  historical performance has been better than that of Trinity Value Fund.

      The  procedures for  purchases,  exchanges and  redemptions of shares of the Funds are identical  and that both Funds offer the same investor  services and options.

      The  Board   also   considered   the  terms   and   conditions   of  the
Reorganization,  including  that  there  would be no sales  charge  imposed in effecting the  Reorganization  and that the Reorganization is expected to be a tax-free  reorganization.  The  Board  concluded  that  Trinity  Value  Fund's participation  in the transaction is in the best interests of the Fund and its shareholders,  notwithstanding  that  the  lower  pro  forma  expenses  of the combined funds  (relative to Trinity Value Fund) and the  historically  better performance  of Value Fund is subject to change,  and that the  Reorganization would not result in a dilution of the  interests of existing  shareholders  of
Trinity Value Fund.

      After  consideration  of the above  factors,  and such other factors and information  as the Board of Trinity  Value Fund deemed  relevant,  the Board, including  the  Trustees who are not  "interested  persons" (as defined in the
Investment  Company  Act) of either  Trinity  Value Fund or the  Manager  (the
"Independent  Trustees"),  unanimously  approved  the  Reorganization  and the
Reorganization   Agreement   and  voted  to  recommend  its  approval  to  the
shareholders of Trinity Value Fund.

      The Board of Value Fund also determined that the  Reorganization  was in the best  interests  of Value Fund and its  shareholders  and that no dilution would result to those  shareholders.  Value Fund  shareholders  do not vote on the  Reorganization.  The  Board  of Value  Fund,  including  the  Independent
Directors,  unanimously  approved the  Reorganization  and the  Reorganization
Agreement.

      For the reasons  discussed  above, the Board, on behalf of Trinity Value
Fund,  recommends  that  you  vote  FOR  the  Reorganization   Agreement.   If
shareholders  of  Trinity  Value  Fund  do  not  approve  the   Reorganization
Agreement, the Reorganization will not take place.

                     INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the  Reorganization  Agreement.  You should read the actual form of Reorganization Agreement. It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders  of Trinity  Value Fund approve the  Reorganization
Agreement,  the  Reorganization  will take place after various  conditions are satisfied by Trinity Value Fund and Value Fund,  including delivery of certain documents.  The Closing Date is presently  scheduled  for  September  12, 2003 and the Valuation Date is presently scheduled for September 11, 2003.

      If  shareholders  of  Trinity  Value  Fund  approve  the  Reorganization
Agreement,  Trinity Value Fund will deliver to Value Fund substantially all of its net assets on the  Closing  Date.  In  exchange,  shareholders  of Trinity
Value Fund will  receive  Class A, Class B, Class C, Class N and Class Y Value
Fund  shares  that  have a value  equal  to the  dollar  value  of the  assets delivered by Trinity  Value Fund to Value Fund.  Trinity  Value Fund will then be  liquidated  and its  outstanding  shares  will  be  cancelled.  The  stock transfer books of Trinity Value Fund will be  permanently  closed at the close of business on the Valuation Date. Only  redemption  requests  received by the
Transfer  Agent in proper  form on or  before  the  close of  business  on the
Valuation  Date will be fulfilled by Trinity Value Fund.  Redemption  requests received  after  that time will be  considered  requests  to redeem  shares of
Value Fund.

      Shareholders  of Trinity  Value  Fund who vote  their  Class A, Class B,
Class C,  Class N and  Class Y shares in favor of the  Reorganization  will be electing in effect to redeem their  shares of Trinity  Value Fund at net asset value on the  Valuation  Date,  after  Trinity  Value  Fund  subtracts  a cash reserve,  and  reinvest the proceeds in Class A, Class B, Class C, Class N and
Class Y shares of Value  Fund at net asset  value.  The cash  reserve  is that amount of cash  retained by Trinity  Value Fund which is deemed  sufficient in the  discretion of the Board for the payment of the Fund's  outstanding  debts and  expenses of  liquidation  incurred  on or before the Closing  Date of the
Reorganization.  Trinity  Value Fund will cease to exist on the Closing  Date.
Value Fund is not  assuming  any debts of Trinity  Value Fund except debts for unsettled  securities  transactions  and  outstanding  dividend and redemption checks.  Trinity Value Fund will  recognize  capital gain or loss on any sales of portfolio securities made prior to the Reorganization.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  Trinity Value Fund shall:  (a) either pay or make  provision for all of its debts and taxes;  and (b) either (i) transfer any remaining  amount of the cash  reserve to Value Fund,  if such  remaining  amount is not  material  (as defined below) or (ii)  distribute such remaining  amount to the  shareholders of  Trinity  Value  Fund who were  shareholders  on the  Valuation  Date.  The remaining  amount  shall  be  deemed  to  be  material  if  the  amount  to be distributed,  after  deducting  the  estimated  expenses of the  distribution, equals or  exceeds  one cent per share of the  number of  Trinity  Value  Fund
shares   outstanding   on  the   Valuation   Date.  If  the  cash  reserve  is
insufficient to satisfy any of Trinity Value Fund's  liabilities,  the Manager will assume  responsibility  for any such  unsatisfied  liability.  Within one year after the Closing Date, Trinity Value Fund will complete its liquidation.

      Under the Reorganization  Agreement,  either Trinity Value Fund or Value
Fund may abandon and  terminate  the  Reorganization  Agreement for any reason and there shall be no  liability  for damages or other  recourse  available to the other  Fund,  provided,  however,  that in the event that one of the Funds terminates this Agreement  without  reasonable  cause, it shall,  upon demand, reimburse the other Fund for all expenses,  including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without  shareholder  approval.  They may also agree to  terminate  and  abandon the  Reorganization  at any time before or, to the extent  permitted by law, after the approval of  shareholders of Trinity Value
Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing  the proxies and this  Prospectus  and
Proxy Statement will be borne by Trinity Value Fund.  Those printing costs and mailing costs are estimated to be $9,000 and $4,500,  respectively.  The Funds will bear the cost of their  respective  tax opinions.  Any documents  such as existing  prospectuses  or  annual  reports  that are  included  in the  proxy mailing or at a  shareholder's  request will be a cost of the Fund issuing the
document.    Any   other   out-of-pocket    expenses   associated   with   the
Reorganization will be paid by the Funds in the amounts incurred by each.

What are the Tax Consequences of the Reorganization?

      The  Reorganization is intended to qualify as a tax-free  reorganization for federal  income tax  purposes  under  Section  368(a)(1)  of the  Internal
Revenue  Code  of  1986,  as  amended.   Based  on  certain   assumptions  and
representations  received  from  Trinity  Value  Fund and  Value  Fund,  it is expected  to be the opinion of KPMG LLP,  tax  advisor to Trinity  Value Fund, that  shareholders  of Trinity  Value Fund will not recognize any gain or loss for federal  income tax  purposes as a result of the  exchange of their shares for  shares  of Value  Fund,  and that  shareholders  of Value  Fund  will not recognize  any gain or loss upon receipt of Trinity  Value Fund's  assets.  If this type of tax opinion is not  forthcoming,  the Fund may still choose to go forward with the reorganization,  pending  re-solicitation of shareholders and shareholder  approval.  In  addition,  neither Fund is expected to recognize a gain or loss as a result of the Reorganization.

      Immediately  prior to the Valuation Date,  Trinity Value Fund will pay a dividend  which will have the effect of  distributing  to Trinity Value Fund's shareholders  all of Trinity  Value  Fund's  net  investment  company  taxable income for  taxable  years  ending on or prior to the Closing  Date  (computed without  regard  to any  deduction  for  dividends  paid)  and  all of its net capital  gains,  if any,  realized in taxable  years ending on or prior to the
Closing Date (after reduction for any available  capital loss  carry-forward).
Such  dividends will be included in the taxable income of Trinity Value Fund's shareholders as ordinary income and capital gain, respectively.

      You will continue to be  responsible  for tracking the purchase cost and holding  period of your shares and should  consult your tax advisor  regarding the  effect,  if any,  of the  Reorganization  in  light  of  your  individual circumstances.  You should also consult your tax advisor as to state and local and  other  tax  consequences,  if any,  of the  Reorganization  because  this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of Value Fund?

      The rights of  shareholders  of both Funds are  substantially  the same.
Class A, Class B,  Class C,  Class N and/or  Class Y shares of Value Fund will be  distributed to  shareholders  of Class A, Class B, Class C, Class N and/or
Class Y shares of Trinity Value Fund,  respectively,  in  connection  with the
Reorganization.  Each share will be fully paid and nonassessable  when issued, will have no preemptive or conversion  rights and will be  transferable on the books of Value Fund.  Trinity Value Fund's  Declaration  of Trust  contains an express  disclaimer  of  shareholder  or  Trustee  liability  for  the  Fund's obligations,  and provides for  indemnification  and reimbursement of expenses out of its  property  for  any  shareholder  held  personally  liable  for its obligations.  Neither  Fund  permits  cumulative  voting.  The shares of Value
Fund will be recorded  electronically  in each  shareholder's  account.  Value
Fund  will then  send a  confirmation  to each  shareholder.  Shareholders  of
Trinity Value Fund holding certificates  representing their shares will not be
required   to   surrender   their   certificates   in   connection   with  the
reorganization.  However,  former  shareholders  of  Trinity  Value Fund whose shares are represented by outstanding  share  certificates will not be allowed to  redeem,  exchange,  transfer  or pledge  class  shares of Value  Fund they receive in the  Reorganization  until the exchanged Trinity Value certificates
Fund have been returned to the Transfer Agent.

      Like  Trinity  Value  Fund,  Value Fund does not  routinely  hold annual shareholder meetings.]

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This section  describes  key  investment  policies of Trinity Value Fund and Value Fund,  and certain  noteworthy  differences  between the  investment objectives  and  policies of the two Funds.  { For a complete  description  of
Value Fund's  investment  policies  and risks,  please  review its  prospectus dated  December  23,  2002,  which is  attached to this  Prospectus  and Proxy
Statement as Exhibit A.}

      Are there any significant  differences between the investment objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of
Trinity Value Fund should consider the  differences in investment  objectives, policies and risks of the Funds.  Further  information about Value Fund is set
forth  in  its  Prospectus,   which  accompanies  this  Prospectus  and  Proxy
Statement  and is  incorporated  herein by reference.  Additional  information about both Funds is set forth in their  Statements of Additional  Information,
Annual Reports and Semi-Annual Reports,  which may be obtained upon request to
the  Transfer  Agent.   See   "Information   about  Trinity  Value  Fund"  and
"Information about Value Fund."

      Trinity  Value Fund and Value Fund have similar  investment  objectives.
{Trinity Value Fund's investment  objective is to} [Both Funds] seek long-term growth of capital{.  Value Fund's investment objective is to seek a high total return}  [by  investing  in common  stocks  believed  to be  undervalued].  In seeking  their  investment  objectives,  Trinity  Value  Fund and  Value  Fund utilize a similar  investing  strategy.  Trinity  Value Fund invests in common stocks that are included in the S&P {500} [500/Barra Value Index].  Value Fund
currently  invests  mainly in common  stocks of U.S.  companies  of  different capitalization ranges{,  presently focusing on  large-capitalization  issuers.
Both  funds  are}[.  Trinity  Value  Fund  is]  managed  with  a  quantitative investment  process.  [Oppenheimer  Value Fund is managed  with a  fundamental
"bottom up"  investment  style.]  Both Funds  invest in a similar  universe of companies, although Value [Fund] has a larger potential investment universe.

{
If the  reorganization  is  approved,  Value Fund will  retain  its  benchmark against  the S&P 500  Index.  The end result of the  reorganization  will be a larger,  style-specific  fund in Lipper's  Large Cap Core Fund  category  that will better fit  investment  process  already used by the personnel who manage
Value Fund. }
What are the Risk Factors Associated with an {investment}  [Investment] in the
Funds?

      Like  all  investments,  an  investment  in both of the  Funds  involves risk.  There is no  assurance  that  either  Fund  will  meet  its  investment
objective.   The   achievement   of  the  Funds'  goals  depends  upon  market
conditions,   generally,   and  on  the  portfolio  manager's  analytical  and
portfolio  management  skills. The risks described below collectively form the risk profiles of the
Funds,  and  can  affect  the  value  of the  Funds'  investments,  investment
performance  and  prices  per  share.   There  is  also  the  risk  that  poor
securities  selection  by  the  Manager  will  cause  the  {Fund}  [Funds]  to underperform  other funds  having a similar  objective.  These risks mean that you can lose money by investing  in either Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Trinity  Value Fund  invests in common  stocks that are  included in the
S&P {500.}  [500/Barra] Value [Index.  Value] Fund {currently}  invests mainly in common  stocks  {of U.S.  companies  of  different  capitalization  ranges, presently focusing on  large-capitalization  issuers. If the Reorganization is approved,  Value Fund  anticipates  that it will limit its stock  purchases to those  issuers  included  in the  S&P 500  index  and  would  no  longer  make investments  in  foreign  securities}  [with  low  price-earnings  ratios  and better-than-anticipated earnings].

Other Equity  Securities.  While Value Fund  emphasizes  investments in common stocks, it can also buy preferred stocks and securities  convertible into common stock.  The Manager  considers some  convertible  securities to be
     "equity  equivalents"  because of the conversion feature and in that case their rating has less impact on the  Manager's  investment  decision than in the case of other debt  securities.  Trinity  Value Fund, in contrast, only  purchases  common  stocks  included in the S&P {500  Index.  If the
     Reorganization  is approved,  Value Fund  anticipates  it would no longer invest in preferred stocks or securities  convertible into common stock.}
     [500/Barra Value Index.]

Foreign Securities.  {The} [Value] Fund can buy securities of companies or governments in any country, developed or underdeveloped. While {there is no limit on the amount of the Fund's assets that may be invested} [Value
     Fund may invest up to 25% of its total assets ]in foreign securities, the Manager does not currently invest significant amounts of {the
     Fund's} [its] assets in foreign securities. While foreign securities offer special investment opportunities, they also have special risks.

     The change in value of a foreign  currency  against the U.S.  dollar will result in a change in the U.S. dollar value of securities  denominated in that foreign  currency.  Additional risks of foreign  securities  include higher  transaction and operating costs for the Fund; foreign issuers are not  subject to the same  accounting  and  disclosure  requirements  that apply to U.S.  companies;  and lack of uniform  accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable  to domestic  issuers.  {If the  Reorganization  is  approved,
     Value Fund anticipates it would no longer purchase foreign securities.}

Derivatives.  Value Fund can invest in a number of different kinds of
     "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments Value
     Fund might use may be considered "derivative" investments.  Value Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

     Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, Value Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it
     to. As a result of these risks Value Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, Value Fund's share prices could fall.
     Certain derivative investments held by Value Fund might be illiquid.
     Trinity Value Fund does not invest in derivative securities. {If the
     Reorganization is approved, Value Fund anticipates it would no longer purchase derivatives.}

 Hedging.  Value Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments."  Some of these strategies would hedge Value Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase Value Fund's exposure to the securities market.

     There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce Value
     Fund's return.

Temporary  Defensive  Investments.  In times of  adverse or  unstable  market, economic  or  political  conditions,  both Funds can invest up to 100% of
     {its} [their] assets in temporary defensive  investments.  Generally they would be high-quality,  short-term money market instruments,  such as {a}
     U.S.  government  securities,  highly rated commercial paper,  short-term corporate  debt  obligations  or  repurchase  agreements.  [The Funds may also hold these types of  securities  pending the  investment of proceeds from  the  sale  of  Fund  shares  or  portfolio  securities  or to  meet anticipated  redemption  of  Fund  shares.]  To the  extent  either  Fund invests  defensively  in these  securities,  it  might  not  achieve  its investment objective.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading  market,  making it difficult to value them or  dispose  of  them  promptly  at an  acceptable  price.  A  restricted security  is one that has a  contractual  restriction  on its  resale  or
     which  cannot  be  sold  publicly  until  it  is  registered   under  the
     Securities  Act of 1933.  Value Fund will not  invest  more than 10% (the
     Board can  increase  that limit to 15%) of its net assets in  illiquid or
     restricted   securities.   The  Manager  monitors  holdings  of  illiquid
     securities on an ongoing basis to determine  whether to sell any holdings to maintain adequate  liquidity.  Certain restricted  securities that are eligible for resale to qualified  institutional buyers may not be subject to that  limit,  however,  there  may be a limited  market  of  qualified institutional  buyers.  Trinity Value Fund does not invest in illiquid or restricted securities.

What are the fundamental investment restrictions of the Funds?

      Both  Trinity  Value  Fund  and  Value  Fund  have  certain   additional
investment  restrictions  that{,  together with their investment  objectives,}
are  fundamental   policies{,}   changeable  only  by  shareholder   approval.
Generally,  these  investment  restrictions  are similar between the Funds and are discussed below.

o     Neither  Fund  can  concentrate  investments.  That  means  they  cannot invest  25% or  more  of  {its}  [their  respective]  total  assets  in any
   industry.   However,   there  is  no  limitation  on  investments  in  U.S.
   government securities.

o     Neither  Fund can buy or sell real  estate.  However,  they can purchase
   readily-marketable   securities   of  companies   holding  real  estate  or
   interests in real estate.

o     The Funds cannot underwrite  securities of other companies.  A permitted exception  is in [the] case  [where] a Fund is deemed to be an  underwriter under the Securities Act of 1933 when reselling any securities  held in its own portfolio.

o     Neither Fund can issue "senior  securities,"  but this does not prohibit certain investment  activities for which assets of the Funds are designated
   as  segregated,   or  margin,   collateral  or  escrow   arrangements   are
   established,   to  cover  the  related   obligations.   Examples  of  those
   activities  include  borrowing  money,   reverse   repurchase   agreements,
   delayed-delivery  and  when-issued  arrangements  for portfolio  securities
   transactions,   and   contracts  to  buy  or  sell   derivatives,   hedging
   instruments, options or futures.

o     Neither Fund can invest in physical commodities or physical commodity contracts. However, {it} [Value Fund] may buy and sell hedging instruments permitted by any of its other investment policies[, and can buy or sell options, futures, securities or other instruments backed by, or the investment return from which is linked to, changes in the price of physical commodities, commodity contracts or currencies].

o     Neither Fund can buy  securities  issued or guaranteed by any one issuer if more than 5% of its total  assets  would be  invested in  securities  of that issuer or if it would then own more than 10% of that  issuer's  voting securities.  That  restriction  applies to 75% of the Fund's total  assets.
   The limit does not apply to  securities  issued by the U.S.  government  or any  of its  agencies  or  instrumentalities  [or to  securities  of  other
   investment  companies].   This  means  that  both  Funds  are  presently  a
   "diversified" investment company under the 1940 Act.

o     Trinity  Value Fund cannot borrow money except from banks in amounts not in excess of 5% of its assets as a temporary  measure to meet  redemptions.
   Value  Fund  cannot  borrow  money in excess of 33 1/3% of the value of its total assets  (including the amount  borrowed).  Value Fund may borrow only from banks and/or  affiliated  investment  companies.  With respect to this fundamental  policy,  Value Fund can borrow  only if [it]  maintains a 300%
   ratio of assets to  borrowings  at all times in the manner set forth in the
   Investment Company Act of 1940.

o     Neither  Fund  can  make  loans.   However,  they  can  invest  in  debt
   securities   that  the   [respective]   Fund's   investment   policies  and
   restrictions  permit  it  to  purchase.  The  Funds  may  also  lend  their portfolio securities and enter into repurchase agreements.

o     {Neither}  [Trinity  Value]  Fund  {can}  [cannot]  mortgage,  pledge or otherwise hypothecate any of its assets.  {However,  this does not prohibit the  Fund  from  escrow  arrangements  contemplated  by the  put  and  call activities  of the Fund or  other  collateral  or  margin  arrangements  in connection  with any of the  hedging  instruments  permitted  by any of its other policies} [Value Fund does not have a similar hedging  policy].

o     Neither  Fund cannot  invest in  companies  for the purpose of acquiring control or management of them.

How do the Account Features and Shareholder Services for the Funds Compare?

      Investment  Management-  Pursuant to each investment advisory agreement, the Manager acts as the investment  advisor for both Funds.  For Trinity Value
Fund,   the  Manager  has  retained   Trinity   Investment   Management,   the
Sub-Advisor,  to provide  day-to-day  portfolio  management  for Trinity Value
Fund.  The  {sub-advisory  fee is paid  }[Sub-Advisory  fee for Trinity  Value
Fund is paid to  Trinity  Investment  Management]  by the  Manager  out of its
management  fee.   {Separate  and  apart  from  the  proxy   statement,}  [If]
shareholders  of  [Trinity]  Value Fund {will be asked to approve a}  [approve
the  Reorganization,   the]  Sub-Advisory  Agreement  between  the  {borrower}
[Manager]  and  Trinity  Investment  Management  {Corporation  with  the  same sub-advisory fee} [will terminate].

      The investment  advisory  agreements state that the Manager will provide administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports required by the SEC, reports to shareholders,  and composition of proxy statements and registration statements required by Federal and state  securities  laws.  Further,  the  {Sub-Advisor}
[Manager]  has agreed to furnish the Funds with office space,  facilities  and equipment  and  arrange for its  employees  to serve as officers of the Funds.
The  administrative   services  to  be  provided  by  the  Manager  under  the
investment advisory agreement will be at its own expense.

      Expenses  not  expressly  assumed  by  the  Manager  under  each  Fund's advisory  agreement  or by the  Distributor  under the  General  Distributor's
Agreement  are paid by the Funds.  The  investment  advisory  agreements  list examples of expenses paid by the Funds,  the major  categories of which relate
to  interest,  taxes,  brokerage  commissions,   fees  to  certain  {Trustees}
[Trustees/Directors],  legal and audit expenses,  custodian and transfer agent expenses,  share issuance costs,  certain printing and registration  costs and non-recurring expenses, including litigation costs.

      Both  investment  advisory  agreements  generally  provide  that  in the
absence  of  willful   misfeasance,   bad  faith,   gross  negligence  in  the
performance of its duties or reckless  disregard of its obligations and duties under the  investment  advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection  with any  matters  to which the  agreement(s)  relate.  The  agreements  permit the
Manager  to  act  as  investment  advisor  for  any  other  person,   firm  or
corporation.  Pursuant to each agreement,  the Manager is permitted to use the name "Oppenheimer" in connection with other investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor to the Funds,  the Manager may  withdraw the right of the Funds to use the name "Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition  Corp., a holding company  owned  in part by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual Life  Insurance  Company,  a mutual life insurance  company that also advises  pension plans and investment  companies.
The Manager has been an investment  advisor  since  January 1960.  The Manager
(including  subsidiaries  and an affiliate)  managed more than $120 billion in assets as of March 31, 2003,  including  more than 65 funds with more than {5}
[7]  million  shareholder  accounts.  The  Manager is  located at 498  Seventh
Avenue,  10th Floor, New York, New York 10018.  OppenheimerFunds  Services,  a
division of the Manager,  acts as transfer and shareholder  servicing agent on an at-cost  basis for both  Trinity  Value Fund and Value Fund and for certain other open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General  Distributor's  Agreements,   the
Distributor acts as principal  underwriter in a continuous  public offering of shares of Trinity  Value Fund and Value Fund,  but is not  obligated to sell a
specific  number  of  shares.   Expenses   normally   attributable  to  sales,
including  advertising and the cost of printing and mailing prospectuses other than those furnished to existing  shareholders,  are borne by the Distributor, except for those for which the  Distributor  is paid under  each  Fund's  Rule
12b-1 Distribution and Service Plan described below.

      Both Funds have  adopted a Service Plan and  Agreement  under Rule 12b-1 of the  Investment  Company  Act for their Class A shares.  The  Service  Plan provides for the  reimbursement  to the Distributor for a portion of its costs incurred in connection  with the personal  service and maintenance of accounts that hold Class A shares.  Under the plan,  {payment}  [reimbursement] is made quarterly  at an annual rate that may not exceed  0.25% of the average  annual net  assets of Class A shares of the Funds.  The  Distributor  currently  uses all of those fees to compensate  dealers,  brokers,  banks and other financial institutions  quarterly for expenses they incur in providing  personal service and maintenance of accounts of their customers that hold Class A shares.

      Both Funds have adopted  Distribution and Service Plans under Rule 12b-1 of the 1940 Act for their  Class B,  Class C and Class N  shares.  The  Funds'
Plans  compensate the Distributor  for its services in  distributing  Class B,
Class C and Class N shares and  servicing  accounts.  Under both Funds' Plans, the Funds pay the  Distributor an  asset-based  sales charge at an annual rate of  0.75% of Class B and  Class C  assets,  and an  annual  asset-based  sales charge of 0.25% on Class N shares.  The  Distributor  also  receives a service fee 0.25% of average  annual net assets  under each plan.  All fee amounts are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to compensate  broker-dealers for providing personal services and  maintenance  of  accounts  of their  customers  that  hold  shares of the
Funds.  The Class B and Class N asset-based  sales charges are retained by the
Distributor.  After the first year, the Class C asset-based  sales charges are paid to  broker-dealers  who hold or whose  clients  hold Class C shares as an ongoing concession for shares that have been outstanding for a year or more.

      Purchases and Redemptions - Both Funds are part of the  OppenheimerFunds
family  of  mutual  funds.   The  procedures  for  purchases,   exchanges  and
redemptions  of shares of the Funds are [nearly]  identical.  Shares of either
Fund may be exchanged for shares of the same class of other  Oppenheimer funds offering  such  shares.  Exchange  privileges  are  subject  to  amendment  or termination at any time.

      Both Funds  have the same  initial  and  subsequent  minimum  investment amounts  for the  purchase  of  shares.  These  amounts  are  $1,000  and $25, respectively.  Both  Funds  have a maximum  initial  sales  charge of 5.75% on
Class A shares for purchases of less than  $25,000.  The sales charge of 5.75%
is reduced for  purchases of Class A shares of $25,000 or more.  Investors who purchase $1 million or more of Class A shares pay no initial  sales charge but may have to pay a contingent  deferred sales charge  [("CDSC")] of up to 1% if the shares are sold within 18 calendar  months from the {end}  [beginning]  of the calendar  month during  which they were  purchased.  Class B shares of the
Funds are sold  without a front-end  sales charge but  [investors  will pay an annual asset-based sales charge and] may be subject to a {contingent  deferred sales charge ("CDSC")} [CDSC] upon redemption  depending on the length of time the shares are held.  The CDSC  begins at 5% for [Class B] shares  redeemed in the first year and  declines to 1% in the sixth year and is  eliminated  after that.  Class C shares may be purchased  without an initial sales  charge,  but
[investors  will pay an  annual  asset-based  sales  charge  and] if  redeemed within  12  months  of  buying  them,  a CDSC of 1% may be  deducted.  Class N shares are{,} purchased  without an initial sales charge,  but [investors will pay an annual  asset-based  sales charge and] if redeemed  within 18 months of the  retirement  plan's  first  purchase  of N  shares,  a  CDSC  of 1% may be deducted.

      Class A,  Class B,  Class C,  Class N and Class Y shares  of Value  Fund received in the  Reorganization  will be issued at net asset value,  without a sales  charge  and no CDSC will be imposed on any  Trinity  Value Fund  shares exchanged  for Value Fund shares as a result of the  Reorganization.  However, any CDSC that  applies  to  Trinity  Value  Fund  shares as of the date of the
exchange   will   carry   over  to  Value   Fund   shares   received   in  the
Reorganization.

      Shareholder  Services--Both  Funds also offer the  following  privileges:
(i) Right of  Accumulation,  (ii)  Letter of  Intent,  (iii)  reinvestment  of dividends  and  distributions  at  net  asset  value,  (iv)  net  asset  value purchases by certain  individuals and entities,  (v) Asset Builder  (automatic
investment)   Plans,   (vi)  Automatic   Withdrawal  and  Exchange  Plans  for
shareholders  who own  shares  of the Funds  valued  at $5,000 or more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the  same  class  of  certain  other  funds at net  asset  value,  and (ix)
telephone  and  Internet  redemption  and  exchange  privileges.  All of  such services and  privileges  are subject to amendment or  termination at any time and are subject to the terms of the Funds' respective prospectuses.

      Dividends  and  Distributions  - Both Funds intend to declare  dividends separately  for each class of shares from net  investment  income on an annual basis  and to pay  those  dividends  to  shareholders  in  December  on a date selected  by the  Board  of  {Trustees}  [Trustees/Directors]  of  each  Fund.
Dividends and the distributions  paid on Class A, Class B, Class C, Class N or
Class Y shares  may vary  over  time,  depending  on  market  conditions,  the composition  of the Funds'  portfolios,  and expenses  borne by the particular class of shares.  Dividends  paid on Class A shares will  generally  be higher than  those  paid on  Class  B,  Class C,  Class N or  Class Y  shares,  which normally have higher  expenses than Class A. The Funds have no fixed  dividend rates and there can be no  guarantee  that either Fund will pay any  dividends or distributions.

      Either  Fund  may  realize  capital  gains  on  the  sale  of  portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains in  December  of each  year.  The Funds may make supplemental  distributions  of dividends and capital gains  following the end of their fiscal years.

                              VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The  affirmative  vote of the holders of a {majority of the total number of  shares}["majority  of outstanding  voting  securities"  (as defined in the
Investment  Company Act)] of Trinity Value Fund  {outstanding  and entitled to vote}  [voting in the  aggregate and not by class] is necessary to approve the
Reorganization   Agreement  and  the   transactions   {contemplated   thereby.
}[comtemplated  thereby.  As defined in the  Investment  Company Act, the vote of a majority of the  outstanding  shares means the vote of (1) 67% or more of the Trinity Value Fund's  outstanding shares present at a meeting if more than
50% of the  outstanding  shares are present or  represented  by proxy;  or (2)
more  than  50%  of  the   outstanding   shares,   whichever  is  less.]  Each
shareholder  will  be  entitled  to  one  vote  for  each  full  share,  and a fractional  vote for each  fractional  share of Trinity Value Fund held on the
Record Date. If  sufficient  votes to approve the proposal are not received by the date of the  Meeting,  the  Meeting  may be  adjourned  to permit  further solicitation  of  proxies.  The  holders of a majority  of shares  entitled to vote at the  Meeting  and  present  in  person  or by  proxy  (whether  or not sufficient to  constitute a quorum) may adjourn the Meeting to permit  further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in either of two ways:

o     By mail, with the enclosed proxy card.
o     In person at the Meeting [(if you are a record holder).
o     By telephone (please see the insert for instructions).

      In essence, a proxy card is ]{.

      A proxy card is, in  essence,}  a ballot.  If you  simply  sign and date the proxy but give no voting instructions,  your shares will be voted in favor of the  Reorganization  Agreement.  Shareholders  may  also be able to vote by telephone to the extent permitted by state law.

Can I revoke my proxy?

      Yes.  You may revoke  your  proxy at any time  before it is voted by (i)
writing to the  Secretary of Trinity  Value Fund at 498 Seventh  Avenue,  10th
Floor,  New York, New York 10018 (if received in time to be acted upon);  (ii)
attending  the Meeting and voting in person;  or (iii) signing and returning a later-dated proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees  of  Trinity  Value Fund does not intend to bring any matters  before the Meeting other than those  described in this proxy.  It is not  aware of any  other  matters  to be  brought  before  the  Meeting  by others.  If any other  matters  legally  come  before the  Meeting,  the proxy ballots confer  discretionary  authority with respect to such matters,  and it is the  intention of the persons  named to vote proxies to vote in  accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of record of Trinity  Value Fund at the close of  business on July 9, 2003 (the  "record  date") will be entitled to vote at the Meeting.
On   {________,}   [July  9,  2003,]   there  were   {____________outstanding}
[1,076,813.848  outstanding]  shares of  Trinity  Value  Fund,  consisting  of
{_____________}[514,047.696]   Class  A  shares,   {____________}[236,602.716]
Class    B    shares,     {___________}[216,294.227]     Class    C    shares,
{_________}[31,424.951]  Class N  shares  and  {________}[78,444.258]  Class Y shares. On {__________}[July  9, 2003,] there were  {_________}[14,991,347.02]
outstanding shares of Value Fund, consisting of  {___________}[10,126,454.127]
Class    A    shares,     {__________}[3,103,893.693]    Class    B    shares,
{_________}[1,445,033.868]  Class C shares,  {_________}[219,725.882]  Class N shares and  {_________}[96,239.450]  Class Y shares.  Under relevant state law and Trinity Value Fund's charter documents,  {proxies} [Proxies]  representing abstentions and broker  non-votes will be included for purposes of determining whether a quorum is present at the  Meeting,  but will be treated as votes not cast and,  therefore,  will not be counted for purposes of determining whether the matters  and  proposals  and motions to be voted upon at the Meeting  have been approved.  For purposes of the Meeting,  a majority of shares outstanding and entitled to vote,  present in person or represented by proxy,  constitutes a quorum.  Value Fund shareholders do not vote on the Reorganization.

What other solicitations will be made?

      Trinity  Value  Fund  will  request  broker-dealer  firms,   custodians,
nominees and  fiduciaries to forward proxy  material to the beneficial  owners of the shares of record, and may reimburse them for their reasonable  expenses
incurred  in  connection  with  such  proxy   solicitation.   In  addition  to
solicitations  by  mail,  officers  of  Trinity  Value  Fund or  officers  and employees  of  OppenheimerFunds  Services,  without  extra  pay,  may  conduct
additional   solicitations  personally  or  by  telephone  or  telegraph.  Any expenses so incurred will be borne by OppenheimerFunds  Services.  Proxies may also be solicited by a proxy  solicitation  firm hired at Trinity Value Fund's expense.  If a proxy  solicitation  firm is hired, it is anticipated  that the cost of engaging a proxy solicitation firm would not exceed $32,000,  plus the additional  costs which would be incurred in connection with contacting  those shareholders who have not voted, in the event of a need for  resolicitation of votes.

      Shares  owned of  record  by  broker-dealers  for the  benefit  of their customers  ("street account shares") will be voted by the broker-dealer  based
on  instructions   received  from  its  customers.   If  no  instructions  are
received,  and the  broker-dealer  does not have  discretionary  power to vote such street account shares under  applicable  stock exchange rules, the shares represented  thereby  will be  considered  to be  present at the  Meeting  for purposes {of} only [of] determining the quorum ("broker  non-votes").  Because of the need to obtain {a  majority  vote  }[the  above  described  vote of the outstanding  voting  securities]  for the  Reorganization  proposal  to  pass,
[abstentions  and]  broker  non-votes  will  have  the same  effect  as a vote
"against" the Proposal.

Are there {appraisal rights} [any Appraisal Rights]?

      No.  Under the {1940}  [Investment  Company]  Act,  shareholders  do not have  rights  of  appraisal  as  a  result  of  the  Reorganization.  Although appraisal rights are unavailable,  you have the right to redeem your shares at net asset  value  until the closing  date for the  Reorganization.  {After the closing date} [On or after the Valuation  Date], you may redeem your new Value
Fund  shares or  exchange  them  into  shares of  certain  other  funds in the
OppenheimerFunds  family  of  mutual  funds,  subject  to  the  terms  of  the prospectuses of both funds.

                            INFORMATION ABOUT VALUE FUND

Information  about Value Fund [(SEC File No.  811-3346)]  is included in Value
Fund's  Prospectus  [dated  December 23,  2002],  which  [accompanies  and] is attached to and  considered a part of this  {Prospectus  and} Proxy  Statement
[and  Prospectus].  Additional  information about Value Fund is included {the}
[in Value]  Fund's  Statement of  Additional  Information  dated  December 23,
2002{.,  }[, as revised January 15, 2003, and as supplemented  March 31, 2003, and] its Annual  Report and  Semi-Annual  Reports  dated  October 31, 2002 and
{February 28} [April 30], 2003,  respectively,  which have been filed with the
SEC and are incorporated  herein by reference.  You may request a free copy of
these   materials   and  other   information   by   calling   {1.800.525.7048}
[1.800.780.7780]  or by writing to Value  Fund at  OppenheimerFunds  Services,
P.O.  Box 5270,  Denver,  CO 80217.  Value  Fund also files  proxy  materials,
reports  and  other   information   with  the  SEC  in  accordance   with  the
informational  requirements of the Securities and Exchange Act of 1934 and the
1940 Act.  These  materials  can be inspected  and copied at: the SEC's Public
Reference  Room in  Washington,  D.C.  (Phone:  1.202.942.8090)  or the  EDGAR
database on the SEC's Internet  website at  http://www.sec.gov.  Copies may be obtained upon payment of a duplicating fee by electronic  request at the SEC's
e-mail  address:   PUBLICINFO@SEC.GOV  or  by  writing  to  the  SEC's  Public
                   ------------------
Reference Section, Washington, D.C. 20549-0102.

                        INFORMATION ABOUT TRINITY VALUE FUND

      Information  about Trinity Value Fund [(File No.  811-9365)] is included in the current  Trinity Value Fund  Prospectus  [dated  September 24, 2002, as supplemented  May 14, 2003].  This document has been filed with the SEC and is incorporated  [herein] by reference  {herein}.  Additional  information  about
Trinity  Value Fund is also  included in the Fund's  Statement  of  Additional
Information  dated  September 24, 2002, as revised  October 15, 2002,  [and as supplemented  March 31,  2003 and its] Annual  Report  dated July 31, 2002 and
Semi-Annual  Report dated January 31, 2003, which have been filed with the SEC and are  incorporated  [herein] by  reference  {herein}.  You may request free copies of these or other  documents  relating to Trinity Value Fund by calling
{1.800.525.7048}  [1.800.708.7780]  or by writing to  [Trinity  Value Fund at]
OppenheimerFunds  Services, P.O. Box 5270, Denver, CO 80217. Reports and other information  filed by Trinity  Value Fund can be inspected  and copied at: the
SEC's Public  Reference Room in Washington,  D.C. (Phone:  1.202.942.8090)  or
the  EDGAR   database  on  the  SEC's   Internet   {web-site}   [website]   at
http://www.sec.gov.  Copies may be obtained upon payment of a duplicating  fee by electronic  request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV  or by
                                                     ------------------
writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                               PRINCIPAL SHAREHOLDERS

[As of July 9, 2003,  the officers and  Trustees of Trinity  Value Fund,  as a group,  owned less than 1% of the  outstanding  voting  shares of any class of shares of Trinity Value Fund.

As of July 9, 2003,  the only persons who owned of record or were known by the
Trinity Value Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were as follows:

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers,
Attention Fund Administration, 4800 Deer Lake Drive East, Third Floor,
Jacksonville, Florida 32246-6484 (which owned 16,381.891 Class B shares or
6.92% of the Class B shares then outstanding).

Retirement Plan Shareholder Services TR, Superior Tool & Die Company, Inc.
401(k) plan, Attention John Pickens, P.O. Box 2640, Florence, Alabama
35630-0024 (which owned 12,004.730 shares or 5.55% of the Class C shares then outstanding).

Retirement Plan Shareholder Services TR Rollover IRA FBO Garry J. Kroeger,
8104 Melody Lane, Dickinson, Texas 77539-7404 (which owned 10,709.814 Class N shares or 34.08% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR Rollover IRA FBO Vernette H. Pickens,
811 Jabo Drive, Killen, Alabama 35645-8427 (which owned 4,591.209 Class N shares or 14.61% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR Rollover IRA FBO David E. Runyon, 4
Apple Blossom Lane, Alexandria, Kentucky 41001-1202 (which owned 1,744.139 or
5.55% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR Single 401(k) Douglas C. Crutcher MD
PSC FBO Douglas C. Crutcher, 3708 Winding Wood Place, Lexington, Kentucky
40515-1281 (which owned 1,574.803 Class N shares or 5.01% of the Class N shares then outstanding).

New York Yacht Club Pension Plan, Attention Susan Cisneros, 498 Seventh
Avenue, 14th Floor, New York, NY 10018-6798 (which owned 42,008.186 Class Y shares or 53.55% of the Class Y shares then outstanding).

IBT & Company Customer, OppenheimerFunds Capital Accumulation Plan, Attention
MML037, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116-5021
(which owned 36,336.072 Class Y shares or 46.32% of the Class Y shares then outstanding).]

As of July 9, 2003, the officers and Trustees of {Trinity} Value Fund, as a group, owned less than 1% of the outstanding voting shares of {Trinity Value
Fund and} [any class of shares of] Value Fund. As of July 9, 2003, the only persons who owned of record or {was} [were] known by the {Trinity} Value Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were as follows:

[Rollin M. Dick TR, Haverstick Consulting Inc. 401(k) plan, 11405 North
Pennsylvania Street, Suite 210, Carmel, Indiana 46032-6905 (which owned
17,304.505 shares or 7.87% of the Class N shares then outstanding).

Pershing LLC, P.O. Box 2052, Jersey City, New Jersey 07303-9998 (which owned
13,570.331 Class N shares or 6.17% of the Class N shares then outstanding).

IBT & Company Customer, OppenheimerFunds Capital Accumulation Plan, Attention
MML037, 200 Clarendon Street, 16th Floor (which owned 96,181.879 or 99.94% of the Class N shares then outstanding).]

By Order of the Board of Trustees

Robert G. Zack, Secretary

July {5,} [18,] 2003

                        EXHIBITS TO THE COMBINED PROXY
                           STATEMENT AND PROSPECTUS

Exhibit
-------

A     Agreement and Plan of Reorganization between Oppenheimer Trinity Value
      Fund and Oppenheimer Value Fund

                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT  AND  PLAN OF  REORGANIZATION  (the  "Agreement")  dated as of
    April  {28}  [17],  2003  by  and  between   Oppenheimer  Trinity  Value  Fund
    ("Trinity Value Fund"), a Massachusetts  business trust and Oppenheimer  Value
    Fund  ("Value   Fund"),   a   {Massachusetts   business   trust.}  [series  of
    Oppenheimer Series Fund, Inc., a Maryland corporation.]

                                 W I T N E S S E T H:

          WHEREAS,  the  parties are each  open-end  investment  companies  of the management type; and

          WHEREAS,  the parties  hereto  desire to provide for the  reorganization pursuant  to  Section  368(a)(1)  of the  Internal  Revenue  Code of 1986,  as
    amended (the "Code"),  of Trinity Value Fund through the  acquisition by Value
    Fund of  substantially  all of the  assets of Trinity  Value Fund in  exchange for {the voting shares of beneficial  interest  ("shares")  of} Class A, Class
    B,  Class C,  Class N and Class Y  {shares}[("shares")]  of Value Fund and the assumption by Value Fund of certain  liabilities of Trinity Value Fund,  which
    Class A,  Class B,  Class C,  Class N and Class Y shares of Value  Fund are to be  distributed  by  Trinity  Value  Fund  pro  rata  to its  shareholders  in complete  liquidation of Trinity Value Fund and complete  cancellation  of its shares;

          NOW,   THEREFORE,   in  consideration  of  the  mutual  promises  herein
    contained, the parties hereto agree as follows:

          1.    The  parties  hereto  hereby  adopt  this  Agreement  and  Plan of
    Reorganization  (the  "Agreement")  pursuant to Section  368(a)(1) of the Code as  follows:  The  reorganization  will be  comprised  of the  acquisition  by
    Value  Fund of  substantially  all of the  assets  of  Trinity  Value  Fund in exchange  for Class A,  Class B,  Class C, Class N and Class Y shares of Value
    Fund and the  assumption  by Value  Fund of  certain  liabilities  of  Trinity
    Value Fund,  followed by the  distribution  of such Class A, Class B, Class C,
    Class N and Class Y shares of Value  Fund to the  Class A,  Class B,  Class C,
    Class N and Class Y  shareholders  of Trinity Value Fund in exchange for their
    Class A, Class B, Class C, Class N and Class Y shares of Trinity  Value  Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

                The  share   transfer   books  of  Trinity   Value  Fund  will  be
    permanently  closed  at the  close  of  business  on the  Valuation  Date  (as hereinafter  defined) and only redemption  requests received in proper form on or prior to the close of business  on the  Valuation  Date shall be  fulfilled by Trinity  Value Fund;  redemption  requests  received by Trinity  Value Fund after  that date  shall be  treated  as  requests  for the  redemption  of the shares of Value Fund to be  distributed  to the  shareholder  in  question  as provided in Section 5 hereof.

      2.    On the Closing  Date (as  hereinafter  defined),  all of the assets of
    Trinity  Value  Fund  on  that  date,  excluding  a cash  reserve  (the  "cash reserve") to be retained by Trinity Value Fund  sufficient  in its  discretion for the payment of the expenses of Trinity  Value Fund's  dissolution  and its liabilities,  but not in excess of the amount  contemplated  by  Section  10E, shall be  delivered  as provided in Section 8 to Value Fund,  in exchange  for and against  delivery to Trinity Value Fund on the Closing Date of a number of
    Class A, Class B, Class C,  Class N and Class Y shares of Value  Fund,  having an  aggregate  net asset  value  equal to the value of the  assets of  Trinity
    Value Fund so transferred and delivered.

      3.    The net asset  value of Class A,  Class B,  Class C, Class N and Class
    Y shares of Value Fund and the value of the  assets of  Trinity  Value Fund to be  transferred  shall in each case be  determined as of the close of business of The New York Stock Exchange on the Valuation  Date. The  computation of the net asset  value of the Class A,  Class B, Class C, Class N and Class Y shares of Value  Fund and the Class A,  Class B,  Class C, Class N and Class Y shares of  Trinity  Value  Fund  shall be done in the  manner  used by Value Fund and
    Trinity Value Fund,  respectively,  in the computation of such net asset value per share as set forth in their respective  prospectuses.  The methods used by
    Value  Fund in such  computation  shall be  applied  to the  valuation  of the assets of Trinity Value Fund to be transferred to Value Fund.

            Trinity  Value Fund shall  declare and pay,  immediately  prior to the
    Valuation  Date, a dividend or  dividends  which,  together  with all previous such dividends,  shall have the effect of distributing to Trinity Value Fund's shareholders  all of Trinity Value Fund's  investment  company  taxable income for taxable  years  ending on or prior to the Closing Date  (computed  without regard  to any  dividends  paid)  and all of its  net  capital  gain,  if any, realized  in  taxable  years  ending on or prior to the  Closing  Date  (after reduction for any capital loss carry-forward).

      4.    The   closing   (the   "Closing")   shall   be  at  the   offices   of
    OppenheimerFunds,   Inc.  (the   "Agent"),   6803  {S}  [South]   Tucson  Way,
    Centennial,  CO 80112, on such time or such place as the parties may designate or as provided  below (the  "Closing  Date").  The business day  preceding the
    Closing Date is herein referred to as the "Valuation Date."

            In the event that on the  Valuation  Date either  party has,  pursuant to the  Investment  Company Act of 1940, as amended (the "Act"),  or any rule, regulation  or order  thereunder,  suspended  the  redemption of its shares or postponed  payment  therefore,  the Closing Date shall be postponed  until the first  business  day  after  the date  when  both  parties  have  ceased  such suspension or postponement;  provided,  however, that if such suspension shall continue  for a period of 60 days beyond the  Valuation  Date,  then the other party to the Agreement  shall be permitted to terminate the Agreement  without liability to either party for such termination.

    5.      In conjunction  with the Closing,  Trinity Value Fund shall distribute on a pro rata  basis  to the  shareholders  of  Trinity  Value  Fund as of the
    Valuation  Date Class A, Class B, Class C, Class N and Class Y shares of Value
    Fund  received by Trinity  Value Fund on the Closing  Date in exchange for the assets of Trinity  Value Fund in complete  liquidation  of Trinity Value Fund;
    for the purpose of the  distribution  by Trinity  Value Fund of Class A, Class
    B, Class C, Class N and Class Y shares of Value Fund to Trinity  Value  Fund's shareholders,  Value  Fund will  promptly  cause its  transfer  agent to:  (a)
    credit an  appropriate  number of Class A, Class B, Class C, Class N and Class
    Y shares of Value  Fund on the books of Value  Fund to each  Class A, Class B,
    Class C, Class N and Class Y  shareholder  of Trinity Value Fund in accordance with a list  (the  "Shareholder  List") of  Trinity  Value  Fund  shareholders received from Trinity  Value Fund;  and (b) confirm an  appropriate  number of
    Class A,  Class B,  Class C,  Class N and Class Y shares of Value Fund to each
    Class A, Class B, Class C, Class N and Class Y  shareholder  of Trinity  Value
    Fund;  certificates  for  Class A shares of Value  Fund  will be  issued  upon written  request of a former  shareholder  of Trinity  Value Fund but only for whole shares,  with fractional  shares credited to the name of the shareholder on the books of Value Fund and only after any share  certificates  for Trinity
    Value Fund are returned to the transfer agent.

            The Shareholder  List shall  indicate,  as of the close of business on the Valuation Date, the name and address of each  shareholder of Trinity Value
    Fund,  indicating  his or her share  balance.  Trinity  Value  Fund  agrees to supply the  Shareholder  List to Value Fund not later than the  Closing  Date.
    Shareholders  of Trinity Value Fund holding  certificates  representing  their shares  shall not be required to  surrender  their  certificates  to anyone in connection with the  reorganization.  After the Closing Date, however, it will be necessary for such  shareholders to surrender  their  certificates in order to redeem, transfer or pledge the shares of Value Fund which they received.

      6.    Within one year after the Closing  Date,  Trinity Value Fund shall (a)
    either pay or make provision for payment of all of its  liabilities and taxes, and (b) either (i) transfer any remaining  amount of the cash reserve to Value
    Fund,  if  such  remaining  amount  (as  reduced  by  the  estimated  cost  of distributing  it to  shareholders)  is not material (as defined below) or (ii)
    distribute such remaining  amount to the shareholders of Trinity Value Fund on the Valuation  Date.  Such remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deduction of the estimated  expenses of the  distribution,  equals or exceeds one cent per share of Trinity Value Fund
    [shares] outstanding on the Valuation Date.

      7.    Prior to the Closing  Date,  there shall be  coordination  between the parties as to their respective  portfolios so that,  after the Closing,  Value
    Fund  will  be  in  compliance  with  all  of  its  investment   policies  and
    restrictions.  At the Closing,  Trinity Value Fund shall deliver to Value Fund two copies of a list setting forth the securities  then owned by Trinity Value
    Fund.  Promptly  after the Closing,  Trinity  Value Fund shall  provide  Value
    Fund a list setting forth the respective federal income tax bases thereof.

      8.    Portfolio  securities or written evidence  acceptable to Value Fund of record  ownership  thereof by The  Depository  Trust  Company  or through  the
    Federal Reserve Book Entry System or any other depository  approved by Trinity
    Value  Fund  pursuant  to Rule  17f-4  and Rule  17f-5  under the Act shall be endorsed and delivered,  or transferred by appropriate  transfer or assignment documents,  by Trinity Value Fund on the Closing Date to Value Fund, or at its
    direction,  to its  custodian  bank,  in  proper  form  for  transfer  in such condition  as to  constitute  good  delivery  thereof in  accordance  with the custom of brokers and shall be  accompanied  by all necessary  state  transfer stamps,  if any. The cash delivered  shall be in the form of certified or bank cashiers'  checks or by bank wire or intra-bank  transfer payable to the order of Value  Fund for the  account  of Value  Fund.  Class A,  Class B,  Class C,
    Class N and Class Y shares of Value Fund  representing  the number of Class A,
    Class B, Class C,  Class N and Class Y shares of Value  Fund  being  delivered against the assets of Trinity  Value Fund,  registered  in the name of Trinity
    Value Fund,  shall be  transferred  to Trinity Value Fund on the Closing Date.
    Such  shares  shall  thereupon  be  assigned  by  Trinity  Value  Fund  to its shareholders  so that the shares of Value Fund may be  distributed as provided in Section 5.

      If, at the  Closing  Date,  Trinity  Value  Fund is unable to make  delivery under this Section 8 to Value Fund of any of its portfolio  securities or cash for the reason that any of such  securities  purchased by Trinity  Value Fund, or the cash proceeds of a sale of portfolio  securities,  prior to the Closing
    Date have not yet been  delivered  to it or Trinity  Value  Fund's  custodian, then  the  delivery  requirements  of  this  Section  8 with  respect  to said undelivered  securities  or cash will be waived  and  Trinity  Value Fund will deliver  to  Value  Fund  by or on the  Closing  Date  with  respect  to  said undelivered  securities or cash executed  copies of an agreement or agreements of assignment in a form reasonably  satisfactory to Value Fund,  together with such  other  documents,  including  a due  bill  or  due  bills  and  brokers'
    confirmation slips as may reasonably be required by Value Fund.

      9.    Value  Fund shall not assume the  liabilities  (except  for  portfolio securities  purchased  which have not settled and for  shareholder  redemption and dividend  checks  outstanding)  of Trinity  Value Fund,  but Trinity Value
    Fund  will,  nevertheless,  use  its  best  efforts  to  discharge  all  known liabilities,  so far as may be possible,  prior to the Closing Date.  The cost of printing  and mailing  the  proxies and proxy  statements  will be borne by
    Trinity  Value Fund.  Trinity  Value Fund and Value Fund will bear the cost of their respective tax opinion.  Any documents such as existing  prospectuses or annual  reports  that are  included in that mailing will be a cost of the Fund issuing  the  document.  Any other  out-of-pocket  expenses  of Value Fund and
    Trinity  Value Fund  associated  with this  reorganization,  including  legal, accounting  and transfer agent  expenses,  will be borne by Trinity Value Fund and Value Fund, respectively, in the amounts so incurred by each.

      10.   The  obligations  of Value  Fund  hereunder  shall be  subject  to the following conditions:

      A.    The Board of  Trustees  of Trinity  Value  Fund shall have  authorized the execution of the  Agreement,  and the  shareholders  of Trinity Value Fund shall have approved the Agreement and the  transactions  contemplated  hereby, and  Trinity  Value  Fund  shall  have  furnished  to  Value  Fund  copies  of resolutions  to  that  effect  certified  by the  Secretary  or the  Assistant
    Secretary of Trinity Value Fund; such shareholder  approval shall have been by the  affirmative  vote  required  by the  Massachusetts  Law and  its  charter documents  at  a  meeting  for  which  proxies  have  been  solicited  by  the
    Prospectus and Proxy Statement (as hereinafter defined).

      B.    Value Fund  shall have  received  an opinion  dated as of the  Closing
    Date from counsel to Trinity  Value Fund, to the effect that (i) Trinity Value
    Fund  is a  business  trust  duly  organized,  validly  existing  and in  good standing  under the laws of the  State of  Massachusetts  with full  corporate powers to carry on its business as then being  conducted and to enter into and perform  the  Agreement;  and  (ii)  that  all  action  necessary  to make the
    Agreement,  according to its terms, valid,  binding and enforceable on Trinity
    Value Fund and to authorize  effectively the transactions  contemplated by the
    Agreement  have been taken by Trinity  Value Fund.  Massachusetts  counsel may be relied upon for this opinion.

      C.    The  representations  and  warranties of Trinity Value Fund  contained herein  shall be true and  correct at and as of the  Closing  Date,  and Value
    Fund shall have been furnished with a certificate of the President,  or a Vice
    President,  or the  Secretary or the  Assistant  Secretary or the Treasurer of
    Trinity Value Fund, dated as of the Closing Date, to that effect.

D.    On the Closing Date,  Trinity  Value Fund shall have  furnished to Value
      Fund a  certificate  of the  Treasurer  or  Assistant  Treasurer  of Trinity
      Value  Fund  as to the  amount  of  the  capital  loss  carry-over  and  net unrealized  appreciation  or  depreciation,  if any, with respect to Trinity
      Value Fund as of the Closing Date.

E.    The cash  reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value
    of the gross  assets,  of Trinity  Value Fund at the close of  business on the
    Valuation Date.

F.    A  Registration  Statement  on Form N-14  filed by Value  Fund under the
    Securities   Act  of  1933,   as  amended  (the  "1933  Act"),   containing  a
    preliminary  form of the  Prospectus  and Proxy  Statement,  shall have become effective under the 1933 Act.

      G.    On the  Closing  Date,  Value  Fund  shall  have  received a letter of
    Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
    acceptable  to  Value  Fund,  stating  that  nothing  has  come  to his or her attention  which in his or her judgment  would indicate that as of the Closing
    Date there were any  material,  actual or  contingent  liabilities  of Trinity
    Value Fund arising out of  litigation  brought  against  Trinity Value Fund or claims asserted  against it, or pending or to the best of his or her knowledge threatened  claims or  litigation  not  reflected in or apparent from the most recent audited  financial  statements  and footnotes  thereto of Trinity Value
    Fund  delivered to Value Fund.  Such letter may also  include such  additional statements  relating to the scope of the review  conducted  by such person and his or her  responsibilities and liabilities as are not unreasonable under the circumstances.

H.    Value Fund shall  have  received  an  opinion,  dated as of the  Closing
    Date, of KPMG LLP, to the same effect as the opinion  contemplated  by Section
    11.E. of the Agreement.

I.    Value Fund  shall  have  received  at the  Closing  all of the assets of
    Trinity  Value Fund to be conveyed  hereunder,  which assets shall be free and clear  of  all  liens,  encumbrances,  security  interests,  restrictions  and limitations whatsoever.

    [11.]   The  obligations of Trinity Value Fund  hereunder  shall be subject to the following conditions:

      A.    The  Board  of  {Trustees}   [Directors]  of  Value  Fund  shall  have
    authorized the execution of the Agreement,  and the transactions  contemplated thereby,  and Value Fund shall have  furnished to Trinity Value Fund copies of resolutions  to  that  effect  certified  by the  Secretary  or the  Assistant
    Secretary of Value Fund.

      B.    Trinity  Value Fund's  shareholders  shall have approved the Agreement and the transactions  contemplated  hereby, by an affirmative vote required by
    {the}  Massachusetts  Law and its charter  documents  and  Trinity  Value Fund shall  have  furnished  Value  Fund  copies  of  resolutions  to  that  effect certified by the Secretary or an Assistant Secretary of Trinity Value Fund.

      C.    Trinity  Value  Fund shall have  received  an opinion  dated as of the
    Closing  Date from  counsel  to Value  Fund,  to the effect  that (i)  {Value}
    [Oppenheimer  Series] Fund[,  Inc.] is a {business trust}  [corporation]  duly organized,  validly  existing  and in  good  standing  under  the  laws of the
    {Commonwealth of Massachusetts}  [State of Maryland] with full powers to carry on its  business  as then being  conducted  and to enter into and  perform the
    Agreement; (ii) all actions necessary to make the Agreement,  according to its terms,  valid,  binding  and  enforceable  upon  Value  Fund and to  authorize effectively the transactions  contemplated by the Agreement have been taken by
    Value  Fund,  and (iii) the  shares of Value Fund to be issued  hereunder  are duly  authorized  and when  issued  will be  validly  issued,  fully-paid  and
    non-assessable{,   except  as  set  forth  under   "Shareholder   and  Trustee
    Liability"   in   Value   Fund's   Statement   of   Additional    Information.
    Massachusetts}[. Maryland] counsel may be relied upon for this opinion.

      D.    The  representations  and  warranties of Value Fund  contained  herein shall be true and correct at and as of the  Closing  Date,  and Trinity  Value
    Fund shall have been furnished  with a certificate  of the  President,  a Vice
    President or the Secretary or the Assistant  Secretary or the Treasurer of the
    Trust to that effect dated as of the Closing Date.

      E.    Trinity  Value Fund shall have  received an opinion of KPMG LLP to the effect that the federal tax  consequences of the  transaction,  if carried out in the manner  outlined in the Agreement  and in  accordance  with (i) Trinity
    Value Fund's  representation that there is no plan or intention by any Trinity
    Value  Fund   shareholder  who  owns  5%  or  more  of  Trinity  Value  Fund's outstanding shares,  and, to Trinity Value Fund's best knowledge,  there is no
    plan  or  intention  on  the  part  of  the   remaining   Trinity  Value  Fund
    shareholders,  to redeem,  sell,  exchange or otherwise dispose of a number of
    Value Fund shares received in the transaction  that would reduce Trinity Value
    Fund  shareholders'  ownership  of Value  Fund  shares  to a number  of shares having a value,  as of the Closing  Date, of less than 50% of the value of all of the  formerly  outstanding  Trinity  Value Fund shares as of the same date, and (ii) the  representation  by each of  Trinity  Value  Fund and Value  Fund that, as of the Closing  Date,  Trinity Value Fund and Value Fund will qualify as regulated  investment  companies or will meet the  diversification  test of
    Section 368(a)(2)(F)(ii) of the Code, will be as follows:

1.    The  transactions  contemplated  by  the  Agreement  will  qualify  as a tax-free  "reorganization"  within the  meaning of  Section  368(a)(1)  of the
    Code, and under the regulations promulgated thereunder.

      2.    Trinity  Value Fund and Value Fund will each  qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

      3.    No gain or loss will be  recognized  by the  shareholders  of  Trinity
    Value Fund upon the  distribution of Class A, Class B {and}[,] Class C[, Class
    N  and  Class  Y]  shares  of  beneficial   interest  in  Value  Fund  to  the
    shareholders of Trinity Value Fund pursuant to Section 354 of the Code.

      4.    Under  Section  361(a) of the Code no gain or loss will be  recognized by  Trinity  Value Fund by reason of the  transfer  of  substantially  all its assets in exchange  for Class A, Class B {and}[,]  Class C[, Class N and Class
    Y] shares of Value Fund.

      5.    Under  Section 1032 of the Code no gain or loss will be  recognized by
    Value Fund by reason of the  transfer of  substantially  all of Trinity  Value
    Fund's assets in exchange for Class A, Class B {and}[,]  Class C[, Class N and
    Class Y]  shares  of  Value  Fund  and  Value  Fund's  assumption  of  certain liabilities of Trinity Value Fund.

      6.    The  shareholders  of Trinity  Value Fund will have the same tax basis and  holding  period for the Class A, Class B {and}[,]  Class C[,  Class N and
    Class Y] shares of  {beneficial  interest  in} Value Fund that they receive as they had for Trinity Value Fund shares that they previously held,  pursuant to
    Section 358(a) and 1223(1), respectively, of the Code.

      7.    The  securities  transferred  by Trinity Value Fund to Value Fund will have the same tax basis and holding  period in the hands of Value Fund as they
    had  for  Trinity  Value  Fund,   pursuant  to  Section  362(b)  and  1223(1),
    respectively, of the Code.

      F.    The  cash  reserve  shall  not  exceed  10% of the  value  of the  net assets,  nor 30% in value of the gross  assets,  of Trinity  Value Fund at the close of business on the Valuation Date.

      G.    A  Registration  Statement  on Form N-14 filed by Value Fund under the
    1933  Act,   containing  a  preliminary  form  of  the  Prospectus  and  Proxy
    Statement, shall have become effective under the 1933 Act.

      H.    On the Closing  Date,  Trinity Value Fund shall have received a letter of Robert G. Zack or other senior executive officer of OppenheimerFunds,  Inc.
    acceptable to Trinity Value Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would indicate that as of the Closing
    Date there were any material,  actual or contingent  liabilities of Value Fund arising  out of  litigation  brought  against  Value  Fund or claims  asserted against  it, or pending  or, to the best of his or her  knowledge,  threatened claims or litigation  not reflected in or apparent by the most recent  audited financial  statements and footnotes thereto of Value Fund delivered to Trinity
    Value Fund. Such letter may also include such additional  statements  relating to  the  scope  of  the  review  conducted  by  such  person  and  his  or her
    responsibilities   and   liabilities  as  are  not   unreasonable   under  the
    circumstances.

I.    Trinity  Value  Fund shall  acknowledge  receipt of the Class A, Class B
    {and}[,] Class C[, Class N and Class Y] shares of Value Fund.

      12.   Trinity Value Fund hereby represents and warrants that:

      A.    The  audited  financial  statements  of Trinity  Value Fund as of July
    31, 2002 and unaudited financial  statements as of January 31, 2003 heretofore furnished to Value Fund,  present  fairly the financial  position,  results of operations,  and changes in net assets of Trinity  Value Fund as of that date, in conformity  with  generally  accepted  accounting  principles  applied on a basis  consistent  with the  preceding  year;  and that from  January 31, 2003 through the date  hereof  there have not been,  and  through the Closing  Date there will not be, any  material  adverse  change in the business or financial condition of Trinity  Value Fund,  it being agreed that a decrease in the size of  Trinity  Value  Fund due to a  diminution  in the  value of its  portfolio and/or  redemption  of its shares shall not be  considered a material  adverse change;

B.    Contingent   upon  approval  of  the  Agreement  and  the   transactions
    contemplated thereby by Trinity Value Fund's shareholders,  Trinity Value Fund has  authority  to  transfer  all of the  assets of  Trinity  Value Fund to be conveyed  hereunder  free  and  clear  of all  liens,  encumbrances,  security interests, restrictions and limitations whatsoever;

C.    The Prospectus, as amended and supplemented,  contained in Trinity Value
    Fund's  Registration  Statement  under  the 1933  Act,  as  amended,  is true, correct and complete,  conforms to the  requirements  of the 1933 Act and does not  contain  any  untrue  statement  of a  material  fact or omit to  state a material  fact  required  to be  stated  therein  or  necessary  to  make  the statements  therein not misleading.  The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective Amendment,  true, correct and complete,  conformed to the  requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a  material  fact or omit to  state a material  fact  required  to be  stated  therein  or  necessary  to  make  the statements therein not misleading;

      D.    There is no material  contingent  liability of Trinity  Value Fund and no material claim and no material legal,  administrative  or other proceedings pending  or, to the  knowledge  of  Trinity  Value  Fund,  threatened  against
    Trinity Value Fund, not reflected in such Prospectus;

      E.    Except   for  the   Agreement,   there  are  no   material   contracts
    outstanding  to which Trinity Value Fund is a party other than those  ordinary in the conduct of its business;

      F.    Trinity Value Fund is a  Massachusetts  business trust duly organized, validly  existing  and in  good  standing  under  the  laws  of the  State  of
    Massachusetts;   and  has  all  necessary  and  material   Federal  and  state
    authorizations  to own all of its assets and to carry on its  business  as now being conducted;  and Trinity Value Fund that is duly registered under the Act and such  registration  has not been rescinded or revoked and is in full force and effect;

      G.    All Federal  and other tax  returns and reports of Trinity  Value Fund required by law to be filed have been  filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the knowledge of Trinity
    Value Fund no such return is currently  under audit and no assessment has been asserted  with respect to such returns and to the extent such tax returns with respect to the  taxable  year of Trinity  Value Fund ended July 31,  2002 have not been filed,  such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due; and

      H.    Trinity  Value Fund has elected that Trinity  Value Fund be treated as a regulated  investment  company and, for each fiscal year of its  operations,
    Trinity  Value Fund has met the  requirements  of Subchapter M of the Code for qualification  and  treatment  as a regulated  investment  company and Trinity
    Value  Fund  intends to meet such  requirements  with  respect to its  current taxable year.

13.   Value Fund hereby represents and warrants that:

A.    The audited  financial  statements  of Value Fund as of October 31, 2002 and  unaudited  financial  statements  as  of  February  28,  2003  heretofore furnished  to Trinity  Value  Fund,  present  fairly the  financial  position, results of  operations,  and changes in net assets of Value  Fund,  as of that date, in conformity with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year; and that from February 28, 2003 through the date  hereof  there have not been,  and  through the Closing  Date there will not be, any material  adverse  changes in the business or financial condition of Value Fund,  it being  understood  that a decrease in the size of
    Value  Fund  due  to a  diminution  in  the  value  of  its  portfolio  and/or redemption of its shares shall not be considered a material or adverse change;

B.    The Prospectus,  as amended and supplemented,  contained in Value Fund's
    Registration  Statement  under the 1933 Act, is true,  correct  and  complete, conforms to the  requirements  of the 1933 Act and does not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated  therein or necessary to make the  statements  therein not  misleading.
    The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement of a  material  fact or omit to  state a  material  fact  required  to be  stated
    therein or necessary to make the statements therein not misleading;

      C.    Except for this Agreement,  there is no material contingent  liability of Value Fund and no material claim and no material legal,  administrative  or other  proceedings  pending or, to the  knowledge  of Value  Fund,  threatened against Value Fund, not reflected in such Prospectus;

      D.    There are no material  contracts  outstanding to which Value Fund is a party other than those ordinary in the conduct of its business;

      E.    {Value}  [Oppenheimer  Series]  Fund[,  Inc.]  is a  {business  trust}
    [corporation] duly organized,  validly existing and in good standing under the laws of the  {Commonwealth of Massachusetts}  [State of Maryland];  Value Fund
    has all necessary  and material  Federal and state  authorizations  to own all its  properties  and  assets  and to  carry  on  its  business  as  now  being conducted;  the  Class A,  Class B  {and}[,]  Class  C[,  Class N and Class Y]
    shares of Value  Fund which it issues to Trinity  Value Fund  pursuant  to the
    Agreement   will  be  duly   authorized,   validly   issued,   fully-paid  and
    non-assessable,{  except as set forth under  "Shareholder & Trustee Liability"
    in Value Fund's  Statement  of  Additional  Information,}  will conform to the description thereof contained in Value Fund's Registration  Statement and will be duly registered under the 1933 Act and in the states where  registration is
    required;   and  Value  Fund  is  duly  registered  under  the  Act  and  such registration  has not been  revoked  or  rescinded  and is in full  force  and effect;

      F.    All  {federal}  [Federal]  and other tax  returns and reports of Value
    Fund  required by law to be filed have been  filed,  and all federal and other taxes shown due on said returns and reports have been paid or provision  shall have been made for the  payment  thereof and to the best of the  knowledge  of
    Value Fund,  no such return is  currently  under audit and no  assessment  has been  asserted with respect to such returns and to the extent such tax returns with  respect to the  taxable  year of Value Fund ended  October 31, 2002 have not been filed,  such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

      G.    Value  Fund  has  elected  to be  treated  as a  regulated  investment company  and, for each fiscal year of its  operations,  Value Fund has met the requirements of Subchapter M of the Code for  qualification and treatment as a regulated  investment company and Value Fund intends to meet such requirements with respect to its current taxable year;

      H.    Value  Fund  has no plan or  intention  (i) to  dispose  of any of the assets  transferred by Trinity Value Fund,  other than in the ordinary  course of  business,  or (ii) to redeem  or  reacquire  any of the Class A,  Class B,
    Class C, Class N and Class Y shares issued by it in the  reorganization  other than pursuant to valid requests of shareholders; and

      I.    After   consummation   of  the   transactions   contemplated   by  the
    Agreement,  Value Fund  intends to operate  its  business  in a  substantially unchanged manner.

      14.   Each  party  hereby  represents  to the other that no broker or finder has been  employed by it with  respect to the  Agreement  or the  transactions contemplated  hereby.  Each party also  represents  and  warrants to the other that the information  concerning it in the Prospectus and Proxy Statement will not as of its date contain any untrue  statement of a material fact or omit to state a fact  necessary  to make the  statements  concerning  it  therein  not misleading  and that the financial  statements  concerning it will present the information  shown fairly in accordance  with  generally  accepted  accounting principles  applied on a basis  consistent with the preceding year. Each party also  represents  and  warrants  to the  other  that the  Agreement  is valid, binding and  enforceable in accordance  with its terms and that the execution, delivery and  performance  of the  Agreement  will not result in any violation of, or be in conflict with, any provision of any charter,  by-laws,  contract, agreement,  judgment, decree or order to which it is subject or to which it is a party.  Value Fund hereby  represents  to and  covenants  with Trinity Value
    Fund that,  if the  reorganization  becomes  effective,  Value Fund will treat each  shareholder  of Trinity  Value  Fund who  received  any of Value  Fund's shares as a result of the  reorganization  as having made the minimum  initial purchase of shares of Value Fund received by such  shareholder for the purpose of making  additional  investments in shares of Value Fund,  regardless of the value of the shares of Value Fund received.

      15.   Value  Fund  agrees  that  it will  prepare  and  file a  Registration
    Statement  on Form N-14 under the 1933 Act which shall  contain a  preliminary form of  Prospectus  and Proxy  Statement  contemplated  by Rule 145 under the
    1933 Act. The final form of such  Prospectus  and Proxy  Statement is referred to in the  Agreement  as the  "Prospectus  and Proxy  Statement."  Each  party agrees that it will use its best efforts to have such  Registration  Statement declared  effective  and to supply  such  information  concerning  itself  for inclusion  in the  Prospectus  and  Proxy  Statement  as may be  necessary  or desirable  in this  connection.  Trinity  Value Fund  covenants  and agrees to liquidate and dissolve as soon as  practicable  to the extent  required  under the laws of the  State of  Massachusetts,  and,  upon  Closing,  to cause  the cancellation of its outstanding shares.

      16.    The  obligations  of the  parties  shall be  subject  to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no liability for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event that a party shall terminate this Agreement  without  reasonable  cause, the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      17.   The Agreement may be executed in several  counterparts,  each of which shall be deemed an  original,  but all taken  together  shall  constitute  one
    Agreement.   The  rights  and  obligations  of  each  party  pursuant  to  the
    Agreement shall not be assignable.

      18.   All  prior  or  contemporaneous  agreements  and  representations  are merged into the Agreement,  which  constitutes the entire contract between the parties  hereto.  No  amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be deemed to have waived any provision  herein for its benefit unless it executes a written acknowledgment of such waiver.

      19.   [Trinity]  Value Fund  understands  that the  obligations of {Trinity}
    Value Fund under the Agreement  are not binding upon any {Trustee}  [Director]
    or shareholder  of {Trinity}  Value Fund  personally,  but bind only {Trinity}
    Value Fund and {Trinity} Value Fund's property.

      20.   {Trinity}  Value Fund  understands  that the  obligations of [Trinity]
    Value Fund under the Agreement  are not binding upon any  {trustee}  [Trustee]
    or shareholder  of [Trinity]  Value Fund  personally,  but bind only [Trinity]
    Value  Fund  and  [Trinity]  Value  Fund's  property.   {Trinity}  Value  Fund
    represents  that it has notice of the  provisions of the  Declaration of Trust of [Trinity]  Value Fund  disclaiming  shareholder  and trustee  liability for acts or obligations of [Trinity] Value Fund.

      IN WITNESS  WHEREOF,  each of the  parties  has caused the  Agreement  to be executed and attested by its officers  thereunto  duly  authorized on the date first set forth above.

                  OPPENHEIMER TRINITY VALUE FUND

                  By:    /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

                  [OPPENHEIMER  SERIES  FUND,  INC.  on behalf of its  series]
                  OPPENHEIMER VALUE FUND

                  By:   /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

Part B
------

                     STATEMENT OF ADDITIONAL INFORMATION
                      TO PROSPECTUS AND PROXY STATEMENT

                       Acquisition of the Assets of the
                        OPPENHEIMER TRINITY VALUE FUND

                     By and in exchange for Shares of the
                            OPPENHEIMER VALUE FUND

      This Statement of Additional Information to this Prospectus and Proxy
Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer Trinity Value Fund ("Trinity
Value Fund") for shares of Oppenheimer Value Fund ("Value Fund").

      This SAI consists of this Cover Page and the following  documents  [(all of which  are  incorporated  by  reference  to Part B filed  with the  Initial
Registration  Statement on June 6, 2003)]: (i) Annual and Semi-Annual  Reports
dated July 31, 2002 and  January  31,  2003,  respectively,  of Trinity  Value
Fund;  (ii) the Annual and  Semi-Annual  Reports  dated  October  31, 2002 and
{February  28}  [April  30],  2003,  respectively  of Value  Fund;  (iii)  the
Prospectus of Trinity Value Fund dated  September 24, 2002[,] as  supplemented
November 1, 2002[,  January 17, 2003 and May 14, 2003];  (iv) the Statement of
Additional  Information  of Trinity Value Fund dated  September 24, 2002[,] as revised October 15, 2002{;  and (iv)}[,  and as  supplemented  January 2, 2003 and March 31, 2003; and (v)] the Statement of Additional  Information of Value
Fund dated December 23, 2002 {as  supplemented  April 30}[, as revised January
15, 2003, and as supplemented  February 19, 2003, March 31, 2003 and July 17],
2003.

      This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus and Proxy Statement dated July {5} [18], 2003, relating to the above-referenced transaction. You can request a copy of the Prospectus and Proxy Statement by calling {1.800.525.7048} [1.800.708.7780] or by writing OppenheimerFunds Services at P.O. Box 5270, Denver, Colorado 80217.
The date of this SAI is July {5} [18], 2003.

OPPENHEIMER SERIES FUND, INC.

                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended and Restated  Articles of Incorporation  filed by  cross-reference  to
Exhibit  16  (1)  to  this  Registration  Statement,  incorporated  herein  by reference.

      Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has  been  advised  that  in  the  opinion  of  the  Securities  and  Exchange
Commission such  indemnification  is against public policy as expressed in the
Securities Act of 1933 and is, therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a director,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted by such  director,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits
------------------

(1)   (i)   Amended and Restated Articles of Incorporation dated January 6,
      1995: Previously filed with Registrant's Post-Effective Amendment No.
      28 on Form N-1A, 3/1/96, and Incorporated herein by reference.

      (ii)  Articles Supplementary dated September 26, 1995: Previously filed with Registrant's Post-Effective Amendment No. 28 on Form N-1A, 3/1/96,
      and incorporated herein by reference.

      Articles Supplementary dated May 8, 1995: Previously filed with
            Registrant's Post-Effective Amendment No. 28 on Form N-1A,
            3/1/96, and incorporated herein by reference.

      Articles Supplementary dated November 15, 1996: Previously filed with
            Registrant's Post-Effective Amendment No. 31 on Form N-1A,
            12/16/96, and incorporated herein by reference.

      Articles of Amendment dated March 15, 1996, effective 3/18/96:
            Previously filed with Registrant's Post-Effective Amendment No.
            35 on Form N-1A, 2/26/99, and incorporated herein by reference.

      Articles Supplementary dated February 23, 2001: Previously filed with
            Registrant's Post-Effective Amendment No. 39 on Form N-1A,
            2/28/02, and incorporated herein by reference.

(2)   Amended and Restated By-Laws as of 6/4/98: Filed with Registrant's
Post-Effective Amendment No. 35 on Form N-1A, 2/26/99, and incorporated herein by reference.

   N/A

(4)   Agreement and Plan of  Reorganization  dated April 28, 2003: See Exhibit
      A to Part A of  this  Registration  Statement,  incorporated  herein  by reference.

(5) (i)     Oppenheimer Disciplined Allocation Fund Specimen Class A Share
      Certificate: Previously filed with Registrant's Post-Effective
      Amendment No. 39 on Form N-1A, 2/28/02, and incorporated herein by reference.

(ii)  Oppenheimer Disciplined Allocation Fund Specimen Class B Share
            Certificate: Previously filed with Registrant's Post-Effective
            Amendment No. 39 on Form N-1A, 2/28/02, and incorporated herein by reference.

(iii) Oppenheimer Disciplined Allocation Fund Specimen Class C Share
            Certificate: Previously filed with Registrant's Post-Effective
            Amendment No. 39 on Form N-1A, 2/28/02, and incorporated herein by reference.

(iv)  Oppenheimer Disciplined Allocation Fund Specimen Class N Share
            Certificate: Previously filed with Registrant's Post-Effective
            Amendment No. 39 on Form N-1A, 2/28/02, and incorporated herein by reference.

(v)   Oppenheimer Value Fund Specimen Class A Share Certificate: Previously
            filed with Registrant's Post-Effective Amendment No. 39 on Form
            N-1A, 2/28/02, and incorporated herein by reference.

(vi)  Oppenheimer Value Fund Specimen Class B Share Certificate: Previously
            filed with Registrant's Post-Effective Amendment No. 39 on Form
            N-1A, 2/28/02, and incorporated herein by reference.

(vii) Oppenheimer Value Fund Specimen Class C Share Certificate: Previously
            filed with Registrant's Post-Effective Amendment No. 39 on Form
            N-1A, 2/28/02, and incorporated herein by reference.

(viii)      Oppenheimer Value Fund Specimen Class N Share Certificate:
            Previously filed with Registrant's Post-Effective Amendment No.
            39 on Form N-1A, 2/28/02, and incorporated herein by reference.
(ix)  Oppenheimer Value Fund Specimen Class Y Share Certificate: Previously
            filed with Registrant's Post-Effective Amendment No. 39 on Form
            N-1A, 2/28/02, and incorporated herein by reference.

(6)   Investment Advisory Agreement dated 3/1/96 between the Registrant, on behalf of Connecticut Mutual Total Return Account and OppenheimerFunds, Inc.
and schedule of omitted substantially similar documents: Previously filed with Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

(7)   (i)   General Distributor's Agreement dated 3/18/96 between Registrant on behalf of Oppenheimer Disciplined Allocation Fund and
      OppenheimerFunds Distributor, Inc. ("OFDI"): Previously filed with
      Registrant's Post-Effective Amendment No. 29 on Form N-1A, 4/30/96, and
      incorporated herein by reference.

(ii)  General Distributor's Agreement dated 3/18/96 between Registrant on behalf of Oppenheimer Value Fund, formerly Oppenheimer
            Disciplined Value Fund, and OFDI: Previously filed with
            Registrant's Post-Effective Amendment No. 31 on Form N-1A,
            12/16/96 and incorporated herein by reference.

      (iii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement on Form N-1A of Oppenheimer High Yield Fund
      (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (iv)  Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement on Form N-1A of Oppenheimer High Yield Fund
      (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
            Previously filed with Post-Effective Amendment No. 45 to the
            Registration Statement on Form N-1A of Oppenheimer High Yield
            Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
            Distributor, Inc.: Previously filed with Post-Effective Amendment
            No. 45 to the Registration Statement on Form N-1A of Oppenheimer
            High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      Form of Trust Company Agency Agreement of OppenheimerFunds Distributor,
            Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Oppenheimer High Yield
            Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(8)   (i)   Amended and Restated Retirement Plan for Non-Interested Directors
      or Directors dated 8/9/01: Previously filed with Post-Effective
      Amendment No. 34 to the Registration Statement on Form N-1A of
      Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/25/01,
      and incorporated herein by reference.

      (ii)  Form of Deferred Compensation Plan for Disinterested
      Directors/Directors: Filed with Post-Effective Amendment No. 33 on Form
      N-1A, of the Registration Statement for Oppenheimer Gold & Special
      Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference.

(9)   (i)   Amendment dated December 6, 2002 to the Global Custodial Services
      Agreement dated May 3, 2001 between Registrant and Citibank, N.A.:
      Previously filed with the Initial Registration Statement on Form N-1A of Oppenheimer Total Return Bond Fund (Reg. No. 333-101878), 12/16/02,
      and incorporated herein by reference.

(ii)  Amendment  dated  August  28,  2002  to the  Global  Custodial  Services
Agreement dated May 3, 2001 between Registrant and Citibank,  N.A.: Previously filed with  Post-Effective  Amendment No. 29 to the Registration  Statement on
Form N-1A of Oppenheimer Discovery Fund (Reg. No. 33-371), 11/22/02, and

      incorporated herein by reference.

      (iii) Global Custodial Services Agreement dated May 3, 2001 between
      Registrant and Citibank, N.A.: Previously filed with Post-Effective
      Amendment No. 33 to the Registration Statement on Form N-1A of
      Centennial Money Market Trust (Reg. No. 2-65245), 10/25/01, and
      incorporated herein by reference.

(1)   (i)   Amended and Restated Service Plan and Agreement dated 4/11/02 between Oppenheimer Disciplined Allocation Fund and OppenheimerFunds
      Distributor, Inc. for Class A Shares: Previously filed with
      Registrant's Post-Effective Amendment No. .

      (ii)  Amended and Restated Distribution and Service Plan and Agreement
      dated 2/12/98 with OppenheimerFunds Distributor, Inc. for Class B
      Shares of Oppenheimer Disciplined Allocation Fund. Previously filed with Registrant's Post-Effective Amendment No. 36 on Form N-1A,
      2/28/00, and incorporated herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
      between  Oppenheimer  Disciplined  Allocation Fund and  OppenheimerFunds
      Distributor,  Inc for Class C Shares  dated  2/12/98.  Previously  filed
      with  Registrant's   Post-Effective  Amendment  No.  36  on  Form  N-1A,
      2/28/00, and incorporated herein by reference.

      (iv)  Distribution and Service Plan and Agreement between Oppenheimer
      Disciplined Allocation Fund and OppenheimerFunds Distributor, Inc. for
      Class N Shares dated 10/12/00:

      (v)   Amended and Restated Service Plan and Agreement dated 4/11/02 between Oppenheimer Value Fund and OppenheimerFunds Distributor, Inc.
      for Class A Shares: Previously filed with Registrant's Post-Effective
      Amendment No. 40 on Form N-1A, 10/24/02, and incorporated herein by reference.

      (vi)  Amended and Restated Distribution and Service Plan and Agreement
      between Oppenheimer Value Fund and OppenheimerFunds Distributor, Inc.
      for Class B shares dated 2/12/98: Previously filed with Registrant's
      Post-Effective Amendment No. 36 on Form N-1A, 2/28/00, and incorporated herein by reference.

      (vii) Amended and Restated Distribution and Service Plan and Agreement
      between Oppenheimer Value Fund and OppenheimerFunds Distributor, Inc.
      for Class C shares dated 2/12/98: Previously filed with Registrant's
      Post-Effective Amendment No. 36 on Form N-1A, 2/28/00, and incorporated herein by reference.

      (viii)      Distribution and Service Plan and Agreement between
      Oppenheimer Value Fund and OppenheimerFunds Distributor, Inc. for Class
      N shares dated 10/12/00: Previously filed with Registrant's
      Post-Effective Amendment No. 40 on Form N-1A, 10/24/02, and
      incorporated herein by reference.

  (11)  (i) Opinion and Consent of Counsel to Oppenheimer Value Fund: Filed
            herewith.

          Form  of   Reorganization   Opinion   and   Consent  of  Counsel  to
          Oppenheimer  Trinity Value Fund:  Previously filed with Registrant's
          Initial  Registration  Statement  on Form  N-14,  6/6/03  (Reg.  No.
          333-105897) and incorporated herein by reference.

(iii)   Form of  Reorganization  Opinion and Consent of Counsel to Oppenheimer
          Value Fund:  Previously filed with Registrant's Initial Registration
          Statement  on  Form  N-14,   6/6/03  (Reg.   No.   333-105897)   and
          incorporated herein by reference.

(12)  (i)      Form of Tax Opinion Relating to the Reorganization: Previously
               filed with Registrant's Initial Registration Statement on Form
               N-14, 6/6/03 (Reg. No. 333-105897) and incorporated herein by reference.

(13)  N/A.

(14)  Consent of Independent Auditors: Filed herewith.

(15)  N/A.

  (16)      (i)   Powers of Attorney for all Directors/Directors and
      Principal Officers except for Joel W. Motley and John V. Murphy
      (including Certified Board Resolutions): Previously filed with
      Pre-Effective Amendment No. 1 to the Registration Statement on Form
      N-1A of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 10/5/00,
      and incorporated herein by reference.

      (ii)  Power of Attorney for John Murphy (including Certified Board
      Resolution): Previously filed with Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of Oppenheimer U.S. Government
      Trust (Reg. No. 2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley (including Certified Board
      Resolution): Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Oppenheimer International
      Small Company Fund (Reg. 333-31537), 10/22/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

      (1)   Insofar  as  indemnification  for  liabilities  arising  under the
      Securities  Act of 1933 may be  permitted  to  directors,  officers  and controlling persons of Registrant  pursuant to the foregoing  provisions or  otherwise,  Registrant  has been  advised that in the opinion of the
      Securities  and  Exchange  Commission  such  indemnification  is against public  policy  as  expressed  in the  Securities  Act of  1933  and is,
      therefore,    unenforceable.   In   the   event   that   a   claim   for
      indemnification  against  such  liabilities  (other  than the payment by
      Registrant  of  expenses  incurred  or paid by a  director,  officer  or controlling  person  of  Registrant  in the  successful  defense  of any action,  suit or proceeding)  is asserted by such  director,  officer or controlling  person,  Registrant  will,  unless  in the  opinion  of its counsel the matter has been settled by controlling precedent,  submit to
      a  court  of  appropriate   jurisdiction   the  question   whether  such
      indemnification  by it is  against  public  policy as  expressed  in the
      Securities  Act of 1933 and will be governed  by the final  adjudication of such issue.

(2)   The Registrant  hereby undertakes to file its tax opinion and consent in a  Post-Effective  Amendment to the  Registration  Statement  shortly after the closing.

                                  SIGNATURES

      Pursuant to the  requirements  of the  Securities Act of 1933 and/or the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 18th day of July, 2003.

                              OPPENHEIMER  SERIES FUND, INC., on behalf of its
                              series Oppenheimer Value Fund

                              By:  /s/ John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Director

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                      Date
----------                    -----                      ----

/s/ Clayton K. Yeutter*       Chairman of the

----------------------------  Board of Directors         July 18, 2003
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the       July 18, 2003
-------------------------     Board and Director
Donald W. Spiro

/s/ John V. Murphy*           President, Principal
--------------------------    Executive Officer          July 18, 2003
John V. Murphy                & Director

/s/ Brian W. Wixted*          Treasurer, Principal       July 18, 2003
-------------------------     Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Director                   July 18, 2003

-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*     Director                   July 18, 2003

---------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*           Director                   July 18, 2003

------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*    Director                   July 18, 2003

--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Director                   July 18, 2003

----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Director                   July 18, 2003

-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Director                   July 18, 2003

---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                            OPPENHEIMER VALUE FUND

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

(11)  (i)         Opinion and Consent of Counsel to Oppenheimer Value Fund

14                Consent of Independent Auditors